Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Registrant Name	Aegean Marine Petroleum Network Inc.
Entity Central Index Key	0001344376
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	46,229,231
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 68,582	$ 86,499
Trade receivables, net of allowance for doubtful accounts of $1,293 and $1,354, as of December 31, 2010 and 2011, respectively (Note 4)	525,096	439,682
Due from related companies (Note 5)	16,128	20,510
Derivative asset (Note 16)	1,219	0
Inventories (Note 6)	204,057	155,018
Prepayments and other current assets (Note 7)	31,573	26,150
Restricted cash (Note 2)	5,336	5,340
Total current assets	851,991	733,199
FIXED ASSETS:
Advances for vessels under construction and acquisitions (Note 8)	11,553	77,858
Advances for other fixed assets under construction (Note 9)	40,746	11,630
Vessels, cost (Note 10)	545,684	479,489
Vessels, accumulated depreciation (Note 10)	(71,244)	(54,168)
Vessels' net book value	474,440	425,321
Other fixed assets, net (Note 11)	13,166	13,511
Total fixed assets	539,905	528,320
OTHER NON - CURRENT ASSETS:
Deferred charges, net (Note 12)	19,602	18,065
Intangible assets (Note 13)	20,023	19,984
Goodwill (Note 3, 13)	37,946	37,946
Deferred tax asset (Note 26)	2,813	2,218
Other non-current assets	158	103
Total non-current assets	80,542	78,316
Total assets	1,472,438	1,339,835
CURRENT LIABILITIES:
Short-term borrowings (Note 14)	349,234	206,884
Current portion of long-term debt (Note 15)	21,428	74,896
Trade payables to third parties	222,263	192,850
Trade payables to related companies (Note 5)	28,547	18,472
Other payables to related companies (Note 5)	2,131	572
Accrued and other current liabilities	27,207	26,704
Total current liabilities	650,810	520,378
OTHER NON - CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 15)	336,254	342,918
Deferred tax liability (Note 26)	2,906	2,669
Derivative liability (Note 16)	385	0
Other non-current liabilities	2,541	3,507
Total non - current liabilities	342,086	349,094
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0,01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2010 and December 2011; 47,709,420 and 48,196,870 shares issued and 46,709,420 and 46,229,231 shares outstanding at December 31, 2010 and December 31, 2011, respectively (Note 24)	482	477
Treasury stock, $0.01 par value; 1,000,000 shares and 1,967,639 shares, repurchased at December 31, 2010 and December 31, 2011, respectively (Note 24)	(29,308)	(24,680)
Additional paid-in capital (Note 24)	341,154	337,196
Retained earnings	165,734	157,370
Total AMPNI stockholders' equity	478,062	470,363
Non - controlling interest	1,480	0
Total equity	479,542	470,363
Total liabilities and equity	$ 1,472,438	$ 1,339,835

Consolidated Balance Sheet (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidated balance sheets
Allowance for doubtfull accounts	$ 1,354	$ 1,293
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	48,196,870	47,709,420
Common stock - shares outstanding	46,229,231	46,709,420
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock, no of shares	1,967,639	1,000,000

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues-third parties (Note 18)	$ 6,910,348	$ 4,925,637	$ 2,456,435
Revenues-related companies (Note 5 and 18)	55,117	45,998	14,525
Total Revenues	6,965,465	4,971,635	2,470,960
Cost of Revenues
Cost of revenues-third parties (Note 18)	6,284,179	4,440,733	2,013,723
Cost of revenues-related companies (Note 5 and 18)	404,988	303,620	267,767
Total Cost of Revenues	6,689,167	4,744,353	2,281,490
Gross Profit	276,298	227,282	189,470
OPERATING EXPENSES
Selling and Distribution (Note 19)	192,846	155,412	109,483
General and Administrative (Note 20)	29,806	27,503	24,553
Amortization of intangible assets (Note 13)	1,461	1,001	312
(Gain)/Loss on sale of vessels, net (Note 10)	8,682	1,540	(4,094)
Total operating expenses	232,795	185,456	130,254
Operating income	43,503	41,826	59,216
OTHER INCOME/(EXPENSE)
Interest and finance costs (Notes 12, 14, 15 and 21)	(27,864)	(17,351)	(10,255)
Interest income	57	31	46
Foreign exchange gains (losses), net	1,440	(3,612)	(329)
Total other expense	(26,367)	(20,932)	(10,538)
Income before provision for income taxes	17,136	20,894	48,678
Income taxes (Note 26)	(5,428)	(2,161)	(153)
Net income	11,708	18,733	48,525
Net income attributed to non-controlling interest	1,480	0	0
Net income attributed to AMPNI shareholders	$ 10,228	$ 18,733	$ 48,525
Basic earnings per common share (Note 25)	$ 0.22	$ 0.4	$ 1.13
Diluted earnings per common share (Note 25)	$ 0.22	$ 0.4	$ 1.13
Weighted average number of shares, basic	45,979,761	46,295,973	42,579,187
Weighted average number of shares, diluted	45,979,761	46,445,499	42,644,448

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid - in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Non - Controlling interest
Balance at Dec. 31, 2008	$ 285,003	$ 425		$ 190,658	$ 93,709	$ 211
Shares issued at Dec. 31, 2008		42,543,608
Net income	48,525				48,525
Dividends declared and paid ( $0,04 per share)	(1,719)				(1,719)
Share-based compensation, value (Note 23)	3,459	5		3,454
Share-based compensation, shares (Note 23)		465,695
Foreign currency translation adjustment	(211)					(211)
Balance at Dec. 31, 2009	335,057	430		194,112	140,515
Shares issued at Dec. 31, 2009		43,009,303
Net income	18,733				18,733
Dividends declared and paid ( $0,04 per share)	(1,878)				(1,878)
Issuance of common stock, value (Note 24)	139,047	45		139,002
Issuance of common stock, shares (Note 24)		4,491,900
Share-based compensation, value (Note 23)	4,084	2		4,082
Share-based compensation, shares (Note 23)		208,217
Repurchases of common stock, value (Note 24)	(24,680)		(10)	(24,670)
Repurchases of common stock, shares (Note 24)			(1,000,000)
Balance at Dec. 31, 2010	470,363	477	(10)	312,526	157,370
Shares issued at Dec. 31, 2010		47,709,420	(1,000,000)
Net income	11,708				10,228		1,480
Dividends declared and paid ( $0,04 per share)	(1,864)				(1,864)
Share-based compensation, value (Note 23)	3,963	5		3,958
Share-based compensation, shares (Note 23)		487,450
Repurchases of common stock, value (Note 24)	(4,628)		(10)	(4,618)
Repurchases of common stock, shares (Note 24)			(967,639)
Balance at Dec. 31, 2011	$ 479,542	$ 482	$ (20)	$ 311,866	$ 165,734		$ 1,480
Shares issued at Dec. 31, 2011		48,196,870	(1,967,639)

Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated statements of Stockholders' equity
Common stock dividend per share, declared and paid	$ 0.04	$ 0.04	$ 0.04

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 11,708	$ 18,733	$ 48,525
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	21,755	21,092	16,792
Provision of (Release of)doubtful accounts	61	(458)	428
Share-based compensation	3,963	4,084	3,458
Amortization	9,576	7,667	5,562
Provision for income taxes	(358)	(589)	153
(Gain)/Loss on sale of vessel, net	8,682	1,540	(4,094)
Fair value of derivatives	(834)	0	0
Other non-cash charges	0	384	0
Increase/Decrease in
Trade receivables	(84,843)	(70,342)	(144,792)
Due from related companies	4,382	(12,056)	(5,953)
Inventories	(49,039)	(8,351)	(84,785)
Prepayments and other current assets	(5,423)	209	(10,915)
Trade payables	43,146	(19,341)	114,622
Other payables to related companies	1,559	(13)	398
Accrued and other current liabilities	674	2,782	5,345
Increase in other non-current assets	(55)	(6)	(670)
Increase in other non-current liabilities	101	112	77
Payments for drydocking	(9,920)	(10,073)	(5,504)
Net cash used in operating activities	(44,865)	(64,626)	(61,353)
Cash flows from investing activities:
Advances for vessels under construction	(22,751)	(59,568)	(84,444)
Advances for vessel acquisitions	(453)	(26,576)	(25,420)
Advances for other fixed assets under construction	(29,116)	(11,630)	0
Purchase of intangible assets	(1,500)	0	0
Business acquisitions, net of cash acquired	0	(63,652)	0
Net proceeds from sale of vessels	8,474	2,920	34,499
Purchase of other fixed assets	(247)	(10,499)	(335)
Decrease in restricted cash	4	2	5,470
Increase in restricted cash	0	0	(5,000)
Net cash used in investing activities	(45,589)	(169,003)	(75,230)
Cash flows from financing activities:
Proceeds from long-term debt	17,273	176,172	133,648
Repayment of long-term debt	(77,405)	(116,841)	(36,232)
Repayment of capital lease obligation	(1,238)	(1,225)	0
Net change in short-term borrowings	142,350	95,103	50,000
Repurchases of common stock	(4,628)	(24,680)	0
Financing costs paid	(1,319)	(411)	(1,200)
Proceeds from the issuance of common stock	0	147,109	0
Issuance of common stock cost	0	(8,062)	0
Dividends paid	(1,864)	(1,878)	(1,719)
Net cash provided by financing activities	73,169	265,287	144,497
Effect of exchange rate changes on cash and cash equivalents	(632)	0	0
Net increase (decrease) in cash and cash equivalents	(17,917)	31,658	7,914
Cash and cash equivalents at beginning of year	86,499	54,841	46,927
Cash and cash equivalents at end of year	68,582	86,499	54,841
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	19,037	9,872	7,727
Cash paid during the year for income taxes:	$ 4,093	$ 1,822	$ 1,788

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation (Abstract)
Basis of Presentation
1.	Basis of Presentation:

The accompanying consolidated financial statements include the accounts of Aegean Marine Petroleum Network Inc. (hereinafter referred to as "Aegean") and its subsidiaries (Aegean and its subsidiaries are hereinafter collectively referred to as the "Company"). The Company is an independent physical supplier and marketer of refined marine fuel and lubricants to ships in port and at sea.

Aegean was formed on June 6, 2005, under the laws of the Republic of the Marshall Islands, for the purpose of acquiring all outstanding common shares of companies owned, directly and indirectly, by Leveret International Inc. ("Leveret"), which is a personal holding company owned and controlled by Aegean's founder and Head of Corporate Development, Mr. Dimitris Melisanidis.

In December 2006, Aegean completed its initial public offering of 14,375,000 common shares on the New York Stock Exchange under the United States Securities Act of 1933, as amended.

Material Subsidiaries

 (a)      Aegean Marine Petroleum S.A. ("AMP"), incorporated in the Republic of Liberia on January 4, 1995, is engaged in the commercial purchase and sale of marine petroleum products and is the principal operating entity of the Company.

(b)      Service Centers, which monitor and support the logistical aspects of each order in their respective geographical locations.

Company Name	Country of Incorporation	Date of Incorporation
Aegean Marine Petroleum LLC (the "UAE Service Center")	United Arab Emirates	07/26/2000
Aegean Bunkering Gibraltar Ltd. (the "Gibraltar Service Center")	Gibraltar	08/07/1997
Aegean Bunkering Jamaica Ltd. (the "Jamaica Service Center")	Jamaica	11/25/2004
Aegean Bunkering (Singapore) Pte. Ltd. (the "Singapore Service Center")	Singapore	06/07/2005
Aegean Bunkering (Ghana) Limited (the "West Africa Service Center")	Ghana	05/18/2007
Aegean Bunkers at Sea NV (''ABAS'', the "NW Europe Service Center")	Belgium	12/16/1999
Portland Bunkers International Ltd. (the "UK Service Center")	United Kingdom	12/13/1999
ICS Petroleum LTD - Vancouver (the "Vancouver Service Center")	Canada	11/25/1985
ICS Petroleum (Montreal) LTD (the "Montreal Service Center")	Canada	06/03/1986
Aegean Bunkering Trinidad Ltd. (the "Trinidad Service Center")	Trinidad & Tobago	02/20/2006
Verbeke Shipping NV (the "Verbeke Business Center")	Belgium	02/12/1986
Aegean Bunkering Combustibles Las Palmas S.A. (the "Canary Islands Service Center")	Las Palmas	04/30/2010
Aegean Bunkering (C Verde) LDA (the "Cape Verde Service Center")	Cape Verde	02/16/2011
Aegean Bunkering Morocco SARL AU (the "Tangier Service Center")	Morocco	05/28/2010
Aegean Bunkering (Panama) SA (the "Panama Service Center")	Republic of Panama	04/28/2005
Aegean Oil Terminals (Panama) SA (the "Panama Service Center")	Republic of Panama	02/01/2011

The following companies are also the owners of the vessels presented in the table:

Company Name	Service/Business center	Vessel Name	Year Built	Size (dwt)	Date Acquired
Aegean Marine Petroleum LLC	UAE	Aegean Flower	2001	6,523	01/05/2004
Aegean Bunkers at Sea NV	North West Europe	Sara	1990	7,389	10/09/2007
ICS Petroleum LTD	Vancouver	PT36	1980	3,730	07/01/2008
Aegean Barges NV	Verbeke	Colorado	2004	5,088	04/01/2010
Verbeke Bunkering NV	Verbeke	Vigo	1971	1,319	04/01/2010
Aegean Barges NV	Verbeke	Elbe	1962	542	04/01/2010
Aegean Barges NV	Verbeke	Ellen	1971	1,439	04/01/2010
Aegean Barges NV	Verbeke	Blender	1963	736	04/01/2010
Verbeke Bunkering NV	Verbeke	Willem SR*	2006	3,180	04/01/2010
Verbeke Bunkering NV	Verbeke	Steidamm	1972	1,634	04/01/2010
Jadaco BV	Verbeke	Tapuit	1971	2,500	04/01/2010
Blatoma NV	Verbeke	Texas	2003	4,165	04/01/2010
Seatra BVBA	Verbeke	Montana	2011	4,319	05/26/2011
Verbeke Bunkering NV	Verbeke	Florida*	2011	1,533	11/15/2011

        *The Company has 10% of ownership

(c)      Aegean Bunkering Services Inc. (the "Manager") was incorporated in the Marshall Islands on July 11, 2003 and provides all the vessel-owning companies listed below with a wide range of shipping services such as technical support and maintenance, insurance arrangement and handling, financial administration and accounting services.

(d)      Vessel-owning companies with operating vessels:

		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Size (dwt)	Date Acquired
Aegean Seven Maritime Inc. ("Aegean VII")	01/20/1998	Aegean VII	1984	3,892	02/04/1998
Clyde I Shipping Corp. ("Clyde")	05/10/2004	Aegean Tulip	1993	4,853	05/20/2004
Aegean X Maritime Inc. ("Aegean X")	08/31/2004	Aegean X	1982	6,400	08/31/2004
Mare Vision S.A. ("Mare")	11/01/2005	Aegean XI	1984	11,050	05/03/2006
Aegean Tanking S.A. ("Tanking")	07/12/2006	Fos II	1981	67,980	09/05/2006
Vera Navigation S.A. ("Vera")	09/14/2007	Vera	1985	3,720	10/09/2007
Milos I Maritime Inc. ("Milos I")	01/28/2005	Hope	1980	10,597	08/24/2007
Ouranos Tanking S.A. ("Ouranos")	02/09/2007	Ouranos	1983	67,980	02/20/2007
Sea Breezer Marine S.A. ("Sea Breezer")	04/02/2004	Aegean Princess	1991	7,030	05/25/2007
Milos Shipping Pte. Ltd. ("Milos")	11/23/2006	Milos	2007	4,626	06/29/2007
Serifos Shipping Pte. Ltd. ("Serifos")	11/23/2006	Serifos	2007	4,664	11/20/2007
Pontos Navigation Inc. ("Pontos")	09/09/2002	Leader	1985	83,890	09/21/2007
Kithnos Maritime Inc. ("Kithnos")	01/28/2005	Kithnos	2007	4,626	11/30/2007
Mykonos I Maritime Inc. ("Mykonos I")	01/28/2005	Mykonos	2008	4,626	06/25/2008
West Coast Fuel Transport ("WCF")	09/10/1990	PT25	1988	2,560	07/01/2008
Santorini I Maritime Inc. ("Santorini I")	01/28/2005	Santorini	2008	4,629	09/26/2008
Eton Marine Ltd. ("Eton")	12/21/2005	Patmos	2008	6,262	11/18/2008
Paros Shipping Pte. Ltd. ("Paros")	01/28/2005	Paros	2008	4,629	11/25/2008
Kimolos Shipping Pte. Ltd. ("Kimolos")	01/28/2005	Kimolos	2008	4,664	03/04/2008
Syros I Maritime Inc. ("Syros I")	01/28/2005	Syros	2008	4,596	04/21/2008
Silver Sea Shipping S.A. ("Aegean Star'")	03/09/2009	Aegean Star	1980	11,520	04/08/2009
AMP Maritime S.A.("Aegean Champion")	12/15/2008	Aegean Champion	1991	23,400	04/30/2009
Kerkyra Marine S.A.("Kerkyra")	09/26/2006	Kerkyra	2009	6,290	07/29/2009
Tasman Seaways Inc.("Kalymnos")	12/21/2005	Kalymnos	2009	6,283	02/20/2009
Paxoi Marine S.A.("Paxoi")	09/26/2006	Paxoi	2009	6,310	11/20/2009
Ithaki Shipping Pte. Ltd. ("Ithaki")	07/06/2009	Ithaki	2009	6,272	09/01/2009
Naxos Shipping Pte. Ltd.("Naxos")	12/18/2008	Naxos	2009	4,626	01/07/2009
Cephallonia Marine S.A.	09/26/2006	Kefalonia	2009	6,272	10/15/2009
PT22 Shipping Co. Ltd.("PT22")	01/22/2009	PT22	2001	2,315	05/29/2009
Lefkas Shipping Pte. Ltd. ("Lefkas")	09/26/2006	Lefkas	2010	6,321	03/16/2010
Andros Marine Inc. ("Andros")	02/21/2007	Andros	2010	4,605	02/05/2010
Zakynthos Marine S.A. ("Zakynthos")	09/27/2006	Zakynthos	2010	6,303	01/20/2010
Victory Sea Shipping S.A ("Victory")	12/30/2009	Aeolos	1990	84,040	05/07/2010
Kythira Marine S.A. ("Kythira")	09/26/2006	Kythira	2010	6,314	04/30/2010
Dilos Marine Inc. ("Dilos")	02/21/2007	Dilos	2010	4,593	05/05/2010
Benmore Services S.A. ("Benmore")	12/21/2005	Nisyros	2010	6,312	06/01/2010
Santon Limited ("Santon")	01/10/2006	Leros	2010	6,311	09/03/2010
Ios Marine Inc. ("Ios")	02/21/2007	Ios	2010	4,620	09/08/2010
Kassos Navigation S.A. ("Kassos")	02/14/2008	Kassos	2010	6,256	10/29/2010
Tilos Shipping Pte Ltd. ("Tilos")	02/14/2011	Tilos	2011	6,263	03/28/2011
Anafi Shipping Pte. Ltd. ("Anafi")	05/16/2011	Anafi	2011	4,584	04/06/2011
Halki Navigation S.A. ("Halki")	02/14/2008	Halki	2011	6,256	07/28/2011
Aegean VII Shipping Ltd.	09/07/2005	Sikinos	2011	4,595	08/11/2011

(e)      Vessel-owning companies with vessels under construction:

		Vessel Details
Company Name	Date of Incorporation	Hull Number	Size (dwt)

Symi Navigation S.A. ("Symi")	02/14/2008	QHS 228	5,500

(f)      Aegean Management Services M.C. was incorporated in Piraeus on February 20, 2008 and provides all the vessel-maritime companies listed below with a wide range of shipping services such as technical support for ISM purposes, insurance arrangement and handling and accounting services.

(g)      Vessel-maritime companies with operating vessels in Greece:

		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Size (dwt)	Date Acquired

Aegean Tiffany Maritime Company	01/23/2009	Aegean Tiffany	2004	2,747	07/07/2004
Aegean Breeze Maritime Company	01/23/2009	Aegean Breeze I	2004	2,747	07/07/2004
Aegean Rose Maritime Company	12/02/2002	Aegean Rose	1988	4,935	01/21/2003
Aegean Daisy Maritime Company	12/02/2002	Aegean Daisy	1988	4,935	01/21/2003
Aegean Ship III Maritime Company	06/23/2008	Aegean III	1990	2,973	07/08/2008
Aegean Ship VIII Maritime Company	06/23/2008	Aegean VIII	1989	2,973	07/08/2008
Aegean Ship XII Maritime Company	06/23/2008	Aegean XII	1979	3,680	07/08/2008
Aegean Ace Maritime Company	01/26/2009	Aegean Ace	1992	1,615	03/23/2009
Aegean Maistros Maritime Company	11/21/2007	Aegean Orion	1991	550	09/07/2009
Aegean Gas Maritime Company	07/24/2001	Mediterranean	1982	19,894	02/28/2010
Aegean Ostria Maritime Company	11/21/2007	Amorgos	2007	4,627	12/21/2007
Sealand Navigation Inc.	04/27/2011	Karpathos	2010	6,247	07/12/2010

(h)      Other companies with material assets and/or liabilities:

Company Name	Date of Incorporation	Country of Incorporation	Activity
Aegean Investments S.A. ("Aegean Investments")	11/05/2003	Marshall Islands	Holding company
Aegean Holdings S.A. ("Aegean Holdings")	02/26/2003	Marshall Islands	Holding company
Aegean Oil (USA), LLC ("Aegean USA")	04/07/2005	United States	Marketing office
Aegean Petroleum International Inc.	02/22/2008	Marshall Islands	Fuel commerce
AMPNI Holdings Co Limited ("AMPNI Holdings")	02/02/2009	Cyprus	Holding company
Aegean Caribbean Holdings Inc.	01/07/2009	Saint Lucia	Holding company
Caribbean Renewable Energy Sources Inc.	02/02/2007	British Virgin Island	Asset holder
Aegean Oil Terminal Corporation	04/14/2008	Marshall Islands	Site construction

As of December 31, 2011, Aegean's ownership interest in all the above subsidiaries amounted to 100%, except for Panama Service Center and Seatra, which amounts to 55.5% and 50.0%, respectively. Aegean has a controlling financial interest in these subsidiaries.

During the years ended December 31, 2009, 2010 and 2011, no customer individually accounted for more than 10% of the Company's total revenues.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.	Significant Accounting Policies:

Principles of Consolidation: The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include for each of the three years in the period ended December 31, 2011, the accounts and operating results of the Company. Intercompany balances and transactions have been eliminated in consolidation. The Company consolidates subsidiaries where it holds a controlling financial interest or it has an interest in a variable interest entity (VIE). The condition for a controlling financial interest is ownership of majority of the voting interest of over 50% of the outstanding voting shares or  the power to direct the activities of the entity that most significantly affect the entity's economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity. Noncontrolling interest in both equity and income statement of subsidiaries are stated separately.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other Comprehensive Income: The guidance regarding reporting comprehensive income/ (loss) requires separate presentation of certain transactions that are recorded directly as components of stockholders' equity.

Foreign Currency Transactions: The functional currency of Aegean and its material subsidiaries is the U.S. dollar because the Company purchases and sells marine petroleum products in the international oil and gas markets and because the Company's vessels operate in international shipping markets; both of these international markets transact business primarily in U.S. dollars. The Company's accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities denominated in other currencies are adjusted to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income. As required by the general accepted accounting principles for foreign currency transactions, the financial statements of the Company's subsidiaries with functional currencies other than U.S. dollars, the functional currency of the Company's subsidiaries have been converted to U.S. dollars by the application of the translation method (current rate method).  All assets and liabilities are translated using the current exchange rate.  Shareholders equity accounts are translated using historical rates.  Revenues and expenses are translated using the weighted average exchange rate in effect during the period.  Exchange differences on the translation of entities with functional currencies other than the U.S. dollar, are recognized directly in the foreign currency translation reserve as other comprehensive income. The translation method has been applied until the sale of the vessels, in June 2009, which had the different functional currency.

Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash: Restricted cash consists of interest-bearing deposits with certain banks as cash collateral against outstanding short-term facilities and retention accounts that can only be used for the purposes of repayment of current portions of long-term loans. Restricted cash also includes interest-bearing deposits with an international bank as cash collateral against standby letters of credit issued by the same bank to a shipyard. Restricted cash is classified as non-current when the funds are to be used to acquire non-current assets.

Trade Receivables, net:  Management is responsible for approving credit to customers, setting and maintaining credit standards, and managing the overall quality of the credit portfolio. The Company performs ongoing credit evaluations of its customers based upon payment history and the assessments of customers' credit worthiness. The Company generally provides payment terms of approximately 30 days. The Company continuously monitors collections and payments from its customers and maintains a provision for estimated credit losses based upon its historical experience with its customers, current market conditions of its customers, and any specific customer collection issues. Accounts receivable are reduced by an allowance for amounts that may become uncollectible in the future. The Company had accounts receivable of $440,975, and $526,450 before allowances for bad debts of $1,293 and $1,354 as of December 31, 2010 and 2011, respectively.
The Company transfers ownership of eligible trade accounts receivable to a third party purchaser without recourse in exchange of cash. The factoring of trade accounts receivable under the agreement is accounted for as a sale. Proceeds from the transfer reflect the face value of the account less a discount. The receivables sold pursuant to this factoring agreement are included in trade receivables in the consolidated balance sheets and in the consolidated statements of cash flows. The Company continues to service, administer and collect the receivables sold under this program. Servicing fees during the year ended December 31, 2011 are recorded in the interest and finance costs in the accompanying consolidated statements of income. The third party purchaser has no recourse to our assets for failure of debtors to pay when due.

Insurance Claims: Insurance claims are recorded on the accrual basis once there remain no contingencies relating to the claim. Insurance claims represent the claimable expenses, net of deductibles, incurred through

December 31 of each year, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories: Inventories comprise marine fuel oil ("MFO"), marine gas oil ("MGO"), lubricants and victualling stores, which are stated at the lower of cost or market. Cost is determined by the first in, first out method.

Vessel Cost: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Advances and milestone payments made to shipyards during construction periods are classified as "Advances for vessels under construction and acquisitions" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels, cost". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessels.

Amounts of interest to be capitalized during the asset acquisition period are determined by applying an interest rate to the average amount of accumulated expenditures for the asset during the period.  The interest rate used is the average cost of borrowing for the Company.

Vessels acquired as a part of an acquisition are recognized at their fair value as at the date of the acquisition.

Vessel Depreciation on Ocean- going Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the Company's bunkering and non-bunkering tankers to be 30 years and 25 years, respectively, from the date of initial delivery from the shipyard. Management estimates the useful life of the Company's floating storage facilities to be 30 years from the date of acquisition. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. However, when regulations place limitations on the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Vessel Depreciation on In-Land Waterway Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the in-land waterway bunkering tankers to be 45 years from the date of the initial delivery from the shipyard.

Intangible Assets: Intangible assets consist of three concession agreements, in the United Kingdom, the Canary Islands and Panama and a non-compete covenant in Belgium.

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, if any. These assets are being amortized over their useful life.

Goodwill: Goodwill represents the excess of the purchase price over the net of the fair value of the identifiable tangible and intangible assets acquired and the fair value of liabilities assumed in business acquisitions. As required by the goodwill topic of the FASB Accounting Standard Codification, goodwill is not amortized, but reviewed as of December 31 of each year for impairment. The Company also evaluates goodwill for impairment at any time that events occur or circumstances change indicating a possible impairment. The Company tests for goodwill impairment using the two-step process. The first step is a screen for potential impairment, while the second step measures the amount of impairment. Fair values are derived using discounted cash flow analysis.

Impairment of Long-Lived Assets: Accounting guidance requires that long-lived assets and certain identifiable intangible assets held and used or to be disposed of by an entity, be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In evaluating useful lives and carrying values of long-lived assets, we review certain indicators of potential impairment, such as vessel sale and purchase prices in the marketplace, business plans and overall market conditions. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset and any future disposal is less than its carrying amount, the asset should be evaluated for an impairment loss. In developing estimates of future cash flows, the Company relied upon estimates made by management with regard to the Company's vessels, including future deliveries, operating expenses, and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations and are consistent with the plans and forecasts used by management to conduct its business. The variability of these factors depends on a number of conditions, including uncertainty about future events and general economic conditions; therefore, the Company's accounting estimates might change from period to period. In the event that undiscounted projected net operating cash flows were less than carrying value, we would estimate the fair value of the related asset and record a charge to operations calculated by comparing the asset's carrying value to the estimated fair value.  Measurement of the impairment loss is based on the fair value of the asset as determined by management considering third party valuations and discounted future cash flows attributable to the vessel or asset group. The Company regularly reviews the carrying amount of its long-lived assets. The Company had no impairment losses in any of the periods presented.

Accounting for Drydocking Costs: The Company's vessels are generally required to be drydocked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are in operation. The Company follows the deferral method of accounting for drydocking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next drydocking is scheduled to become due. Unamortized drydocking costs of vessels that are sold are written off against income in the year of the vessel's sale.

Leases: The Company leases properties for operations from time to time.  Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel or until the end of the lease term, if shorter.  Assets held under capital leases are presented as "Advances for vessels under construction and acquisitions" in the balance sheet until the vessel is deemed ready for its intended use and the balance is reclassified to "Vessels, cost".  The current portion of capitalized lease obligations are reflected in the balance sheet in "Accrued and other current liabilities" and remaining long-term capitalized lease obligations are presented as "Other non-current liabilities".

Financing Costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are generally expensed in the period the repayment or refinancing is made.

Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits. The Company's full-time Greek employees are covered by state-sponsored pension funds for which the Company is required to contribute a portion of the monthly salary of these employees to the fund (i.e., a defined contribution plan). Upon retirement of these employees, the state-sponsored pension funds are responsible for paying the employees' retirement benefits and accordingly, the Company has no obligation for these benefits.

Accounting for Revenues and Expenses: Revenues are principally earned from the physical supply of marine petroleum products via the Company's bunkering tankers. In this respect, sales of marine petroleum products and cost of sales of marine petroleum products are recorded in the period when the marine petroleum products are loaded onto the customer's vessel. In Greece, revenues are earned from the sale of marine petroleum  products through a related party physical supplier (refer to Note 5). These sales and the respective cost of sales are recorded in the period when the related party physical supplier delivers the marine petroleum products to the customer.

For arrangements in which the Company physically supplies marine petroleum products via its own bunkering tankers, cost of marine petroleum products sold represents amounts paid by the Company for marine petroleum products sold in the period being reported on.  For arrangements in which marine petroleum products are purchased from the Company's related party physical supplier, cost of marine petroleum products sold represents the total amount paid by the Company to the physical supplier for marine petroleum products and the delivery thereof to the Company's customer.

Revenues are also generated from voyage agreements of the Company's vessels. Under a voyage charter the revenues and associated voyage costs are recognized over the duration of the voyage.  A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract and is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo.

The Company also recognizes other revenues which mainly derive from brokerage and agency fees, throughput fees and storage fees. These revenues are recognized when services are performed and collectability is reasonably assured.

Operating expenses are accounted for on the accrual basis. The selling and distribution expenses generally represent indirect expenses incurred for selling and distribution and related to the delivery of the products and services to the customers. The general and administrative expenses are presented separately and represent the administrative cost of managing the Company such as the office administrative personnel, the maintenance of the Company's office property, equipment and other fixed assets and its depreciation, and all the general office expenses, professional fees, travel expenses and utilities.

Repairs and Maintenance: All vessel repair and maintenance expenses, including major overhauling (which are non-scheduled repairs and maintenance work undertaken on a vessel's engine) and underwater inspections are expensed in the year incurred. Such costs are included in other operating expenses in the accompanying consolidated statements of income.

Income Taxes: The Company accounts for income taxes using the liability method, as required by the generally accepted accounting principles for income taxes reporting. Under this method deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets and liabilities are recognized for all temporary items and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the asset will be realized.  Deferred tax is measured based on tax rates and laws enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which the Company operates under which the Company's uncertain income tax positions are determined could be interpreted differently resulting in tax obligations differing from those currently presented. In this sense, the income tax returns of the Company's primary tax jurisdictions remain subject to examination by related tax authorities.

Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares deemed outstanding during the year. Net income available to common stockholders is calculated as net income less that amount allocable to non-vested share-based payment awards that contain rights to receive non-forfeitable dividends or dividend equivalents and participate equally in undistributed earnings.  Non-vested share-based payment awards have no contract obligations to share in the losses of the entity and are therefore excluded from the calculation of loss per share. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised.  Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation. Non-vested shares are included in the calculation of the diluted earnings per shares, based on the weighted average number of non-vested shares assumed to be outstanding during the period.

Contingencies: The Company accrues for a loss if the Company deems it probable that an asset has been impaired or that a liability has been incurred at the date of the financial statements and the amount of that loss can be reasonably estimated. If the Company deems it reasonably possible that an asset has been impaired or that a liability has been incurred, the nature of the contingency and an estimate of the amount of loss is disclosed in the notes to the financial statements.

Financial Instruments:  The carrying amounts of cash and cash equivalents, trade accounts receivable, and trade accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of revolving credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the revolving credit facilities.  The carrying value approximates the fair market value for the floating rate loans because interest rates are based on the market rates.

The Company enters into derivative contracts in order to mitigate the risk of market price fluctuations in fuel and the interest rate risk deriving from its loan agreements.  The derivative instruments are classified according to the accounting guidance provided by US generally accepted accounting principles for derivative instruments and hedging activities. The Company currently does not apply hedge accounting to its derivative instruments.

Interest Rate Swap: Changes in the estimated fair value of the interest rate swap are recognized as components of interest and finance costs in the consolidated statement of income. The fair value of the contract is recorded in the Company's consolidated balance sheet in non-current liabilities.

Fuel Pricing Contracts: Changes in the estimated fair value of the fuel pricing contracts are recognized as components of cost of revenue in the consolidated statement of income.  The fair value of the outstanding derivative asset/liability is separately presented in the Company's consolidated balance sheet in current assets/liabilities.

The Company classifies cash flows related to derivative financial instruments within cash used in operating activities in the consolidated statement of cash flows.

For more information on our derivatives, see Note 16.

Reclassification: Our statements of income for the years ended December 31, 2009 and 2010 have been reclassified to conform to the presentation of the income statement for the year ended December 31, 2011, which is presented by function and consistently with the implementation of a new reporting system of the Company. This reclassification provides a better presentation of our consolidated results of operations according to the industry practice and has no effect on our consolidated financial position, results of operations or cash flows. The following expense categories were reclassified (see also Note 18, 19, 20):

Cost of marine petroleum products consists of purchase costs of marine petroleum products and direct receiving costs of marine petroleum products. Cost of voyage revenues consist of voyage expenses and vessel operating expenses attributable to the voyage revenue the Company earns from chartering out of its vessels. These costs include salaries and wages of the crew, depreciation and other operating expenses of the vessels such as repairs, maintenance, stores, spare parts, insurance, consumables and bunkers consumption. Cost of other revenues consists of direct costs of incurring other revenues.

Selling and distribution expenses consist of indirect expenses incurred for selling and distribution and related to the delivery of the products and services to the customers. The general and administrative expenses are presented separately and represent the administrative cost of managing the Company such as the office administrative personnel, the maintenance of the Company's office property, equipment and other fixed assets and its depreciation, and all the general office expenses, professional fees, travel expenses and utilities.

Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities". The objective of this update is to provide enhanced disclosures that will enable financial statements' users to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.  The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company's consolidated financial statements.

In September, 2011, a new guidance was issued, which amends the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The guidance does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the guidance does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Early adoption is permitted. The Company is currently assessing the potential impact from the adoption of this guidance on the consolidated statements of income and consolidated balance sheets.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", ("ASU 2011-04"). ASU 2011-04 amends Accounting Standards Codification ("ASC") 820, "Fair Value Measurements", ("ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company's consolidated financial statements, but may require certain additional disclosures.

Significant Acquisitions	12 Months Ended
Dec. 31, 2011
Significant Acquisitions (Abstract)
Significant Acquisitions
3.     Significant Acquisitions:

Verbeke Business: On April 1, 2010, the Company, via its subsidiaries AMPNI Holdings Co. Limited, AMPNI Investments Co Limited and Aegean Barges N.V. (collectively the "Buyer")  acquired all of the outstanding share capital of Verbeke Bunkering N.V. ("Verbeke Bunkering"), the Blatoma N.V. and certain assets ("Verbeke Shipping vessels") (or collectively the "Verbeke Business") from Verbeke Shipping N.V. (Verbeke Shipping or the "Seller") for a total consideration of  $59,217. The Verbeke Business is a Belgian fuel logistics company that physically supplies marine fuel and lubricants to seagoing ships in ports and at sea. The Verbeke Business primarily operates in the Antwerp-Rotterdam-Amsterdam (ARA) region, the world's second largest bunkering market. In addition, Verbeke Bunkering is active in the ports of Zeebrugge, Ostend, Ghent, Terneuzen, Flushing, Ljmuiden and Moerdijk. The Company entered into this transaction as a strategic opportunity for expansion to the ARA region, in which it had limited presence. The Company also expects to realize meaningful operational synergies with its Belgium-based subsidiary, ABAS, which was acquired by the Company in 2007.

The following table presents the fair value of the assets and liabilities as of the acquisition date. Measurement   period adjustments recorded in 2010 include a reduction in the value of vessels acquired of $298 to comply with the fair valuation, and an increase in liabilities acquired of $200 for lawsuits outstanding at the date of acquisition.

Adjusted Purchase Price
Cash consideration to sellers	59,217
Fair Value of Assets and Liabilities Acquired
Cash and cash equivalents	6,090
Trade receivables	93,252
Prepayments and other current assets	1,886
Restricted cash	342
Inventories	6,552
Advances for vessels under construction	1,269
Vessels cost	22,180
Other fixed assets	2,296
Non-compete covenants	3,365
Trade payables	(22,337)
Short-term borrowings	(61,781)
Long- term debt	(7,445)
Accrued and other liabilities	(4,323)
Deferred tax liability	(2,584)
Non current liabilities	(60)
Total fair value of assets and liabilities acquired	38,702
Goodwill	20,515

Pro-forma information of the Company as though the acquisition had occurred at the beginning of the current reporting year and comparable information for the prior reporting year is impracticable since the reliability on the pre-acquisition figures is ambiguous due to different accounting principles and policies applied. Pro-forma information would require significant assumptions and estimations of amounts since measurement, recognition and disclosures under the prior management varied.

The amounts of revenue and earnings of the Verbeke Business since the acquisition date included in the consolidated income statements are as follows:

	Year Ended December 31,
	2010	2011
Total revenues	1,150,890	2,058,009
Net income	4,043	10,021

Las Palmas Business: On July 1, 2010, the Company acquired Shell's Las Palmas terminal operations (the "Las Palmas Business"), for a total consideration of $10,300 (excluding direct acquisition costs). The Las Palmas Business had entered into a concession agreement with the port authorities to use the port facilities and territory, an agreement that was transferred to the Company upon the acquisition.

All direct costs are included in the acquisition cost since the Las Palmas Business acquisition is an asset acquisition.

The following table presents the purchase accounting adjustments as of the acquisition date.

Adjusted Purchase Price
Cash consideration to sellers	10,300
Acquisition costs	225
Adjusted purchase price	10,525

An identifiable intangible asset was recognized consisting of an exclusive 28 year concession agreement with the port authorities which gives Aegean an exclusive right to perform storage and bunkering operations at that port. There were no other significant assets acquired in this transaction.

This asset is being amortized on a straight-line basis over the remaining contractual life of the agreement (from July 1, 2010 to January 1, 2028). Amortization expense of $301 and $601 was recognized for the period from the date of acquisition until December 31, 2010 and for the year ended December 31, 2011.

Trade Accounts Receivables Factoring Agreement	12 Months Ended
Dec. 31, 2011
Trade Acounts Receivables Factoring Agreement (Abstract)
Trade Acounts Receivables Factoring Agreement
4.	Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, signed on October 17, 2011 and valid for one year, the Company transfers ownership of eligible trade accounts receivable to a third party purchaser without recourse in exchange of cash. Proceeds from the transfer reflect the face value of the account less a discount. The receivables sold pursuant to this factoring agreement are included in the trade receivables on the consolidated balance sheets and are reflected as cash provided by operating activities on the consolidated statements of cash flows.

The third party purchaser has no recourse to our assets for failure of debtors to pay when due. We sold $148,640 of trade accounts receivable during the fiscal year 2011, which is net of servicing fees of $342.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties (Abstract)
Transactions with Related Parties
5.	Transactions with Related Parties:

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2011 are analyzed as follows:

	Due from related companies	Trade Payable to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Cost of Marine Petroleum Products- related companies	Voyage Revenues*	Other Revenues*
Aegean Oil	849	28,547	221		404,988	588
Aegean Shipping Management	6,417		1,637	8,574
General Maritime	3,593			38,681
Fairy Marine	1,253
Aegean V	2,791					7,019
Other	1,225		273			101	154
Total	16,128	28,547	2,131	47,255	404,988	7,708	154

*Included in the Revenues from related parties in the accompanying consolidated statements of income.

(a)   Aegean Oil S.A. (the "Greek Subcontractor"):  The Greek Subcontractor, owned and controlled by relatives of Mr. Dimitris Melisanidis, is a diversified energy group principally engaged in the downstream gasoline industry in Greece where it manages a network of approximately 560 service stations. The Greek Subcontractor is managed by a full-time executive team and has no common management with the Company. In addition to its principal operations, the Greek Subcontractor is also a licensed trader and physical supplier of marine petroleum products in Greece. On December 30, 1999, and as amended on September 25, 2000, the Company signed a Bunkering Supply and Representation Agreement with the Greek Subcontractor whereby the Greek Subcontractor undertakes to sell and deliver marine petroleum products in transit to the Company's nominated customer vessels within Greek territorial waters. Under the contract, the Greek Subcontractor sells the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from select Greek refineries, plus a margin.

On April 1, 2005, this contract was terminated and superseded by a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor. This contract stipulates that the Company and the Greek Subcontractor must transact for a minimum quantity of marine fuel per month. Under the contract, the Greek Subcontractor undertakes to sell the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from select Greek refineries, plus a margin. The margin is reviewed and renegotiated annually between the parties. Payment of the Greek Subcontractor's invoices are made within 30 calendar days from the date of receipt of the invoice. Penalties of 10% are imposed on late payments. If requested, the Company undertakes to provide security to the Greek Subcontractor by way of a standby letter of credit or other mutually acceptable guarantee in relation to any outstanding balance from time to time. The agreement terminates on March 31, 2015 unless any of the following situations occur prior to the termination date: (i) The Greek Subcontractor's petroleum trading license terminates or is revoked by the Greek authorities, (ii) upon the breach by any party in the performance of any of its obligations, as defined in the agreement, (iii) upon the liquidation or bankruptcy of any party. The Company has a unilateral right to terminate the agreement by serving 12 months written notice.

During the years ended December 2009, 2010 and 2011, the Company purchased from the Greek Subcontractor marine petroleum products of $267,767, $303,620 and $404,988, respectively, all of which are included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income. During the year ended December 31, 2009, 2010 and 2011 the Company also sold to the Greek Subcontractor marine petroleum products of $0, $3,688 and $0, respectively which is included under the related companies' sales of marine petroleum products in the accompanying consolidated statements of income.

As of December 31, 2010 and 2011, the amounts due to the Greek Subcontractor were $18,472 and $28,547 respectively, and are included under trade payables to related companies in the accompanying consolidated balance sheets.

The Company had entered into an agreement with the Greek Subcontractor and was paying $25 per month per vessel used, in 2009, as a barging fee, to the Greek Subcontractor for bunkering services on the Company's behalf at Piraeus and other Greek ports. As of June 1, 2010, the above agreement was terminated. During the year ended December 31, 2010, the Company had paid $1,000 under the bunkering agreement.

Also the Subcontractor had entered into bareboat charter agreement with the owners of Aegean III, Aegean VIII, Aegean XII, Aegean Rose, Aegean Daisy, Aegean Breeze I, Aegean Tiffany, Aegean Ace and Aegean Orion at $0.5 per day per vessel. For the year ended December 31, 2009 and 2010, the bareboat charter revenue was $1,319 and $627, respectively and is presented under other revenues in the accompanying consolidated statement of income. In connection with the above bareboat charter agreements with the owners of the vessels, the Company provided management services to the Subcontractor for the ISM code at $10 per month, per vessel. For the years ended December 31, 2009 and 2010, the revenue from the services was $784 and $336, respectively and is also presented under other revenues in the accompanying consolidated statement of income. As of June 1, 2010, the above agreements were terminated.

As at December 31, 2010 and 2011, the amounts due from the related party were $797 and $849 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

Additionally, as of April 5, 2010, the Greek Subcontractor and the Company's subsidiary Aegean Gas, owner of the vessel Mediterranean signed an agreement so that the Greek Subcontractor could use the vessel as a storage facility upon a rate of €35,000 per month. For the years ended December 31, 2010 and 2011, the Company's revenue under this contract was $447 and $588, respectively and is presented under the revenues from related parties in the accompanying consolidated statement of income.

As at December 31, 2011, the Company is also liable to the Greek Subcontractor for the amount of $221 deriving from the purchase of bunkers for own consumption and are included in the other payables to related parties in the accompanying consolidated balance sheets.

(b)   Aegean Shipping Management S.A. and certain vessel-owning companies (hereinafter collectively referred to as "Aegean Shipping"): Aegean Shipping is owned by relatives of Mr. Dimitris Melisanidis and is the owner and operator of an international shipping fleet of tankers that are chartered out in the international spot markets. Aegean Shipping is managed by a full-time executive team and has no common management with the Company. The Company's material transactions with Aegean Shipping are described as follows:

(i)    Aegean Shipping is a customer of the Company. It purchases marine fuel and lubricants, which it consumes during the voyages of its vessels. The Company's sales of marine fuel and lubricants to Aegean Shipping for the years ended December 31, 2009, 2010 and 2011, amounted to $5,779, $7,619 and $8,574, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

(ii)   On October 14, 2009, the Company's subsidiary, Aegean Ostria Maritime Company, entered into a memorandum of agreement with Aegean Gas Maritime Company, a company owned and controlled by members of the family of Mr. Dimitris Melisanidis, for the purchase of a 20,000 dwt double hull bunkering barge, the Mediterranean, to be used as a floating storage facility. The purchase price of the vessel was $17,000. The acquisition was completed on February 25, 2010. The purchase was completed by acquiring the shares of the company owing the Mediterranean by amending the memorandum of agreement.

As of December 31, 2010 and 2011, the amounts due from Aegean Shipping were $7,225 and $6,417 respectively, and are included in the accompanying consolidated balance sheets.

(c)   General Maritime Corporation ("General Maritime"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, also serves as Chairman, President and Chief Executive Officer of General Maritime which is a publicly-traded tanker company with shares listed on the New York Stock Exchange. During the years ended December 31, 2009, 2010 and 2011, the Company's sales to General Maritime amounted to $7,326, $30,030 and $38,681, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2010 and 2011, the amounts due from General Maritime were $9,813 and $3,593, respectively, which are included in the accompanying consolidated balance sheets.

(d)  Fairy Marine Ltd ("Fairy Marine"):

In 2009, the Company entered into three separate agreements with Fairy Marine, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, for the vessel Aegean IX. On January 9, 2009 the bareboat charter agreement set $0.2 per day as charter hire, the management agreement, signed on January 10, 2009, was agreed for $6 per month and finally the charter-party agreement, on January 9, 2009, defined the time charter fee for $3.5 per day. However, on December 18, 2009 all the above agreements were terminated after the sale of the vessel Aegean IX to an unaffiliated third party purchaser.

As at December 31, 2010 and 2011 the Company is liable to the Fairy Marine for the amount of $1,253 respectively, which is included in other payables to related parties in the accompanying consolidated balance sheets.

(e)   Aegean V ("Aegean V'')

In 2011, two vessel-owning subsidiaries of the Company entered into separate contracts with Aegean V, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos and Karpathos provide freight services to the related party and recognize revenue that is dependant on the distance and the volumes of the transportation. For the year ended December 31, 2011, the Company's revenue under these contracts was $7,019 and is presented under the revenues from related parties in the accompanying consolidated statement of income.

As at December 31, 2011, the amount due from Aegean V was $2,791 and is included in the accompanying consolidated balance sheets.

        (f)      Other companies:

The amounts due from other companies affiliated with Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, were $316 and $281 as of December 31, 2010 and 2011, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives were $585 and $944 as of December 31, 2010 and 2011, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due to other companies owned Mr. Dimitris Melisanidis or his relatives were $572 and $273 as of December 31, 2010 and 2011, respectively, and are included under other payables to related companies in the accompanying consolidated balance sheets.

Voyage and other revenues from other companies owned Mr. Dimitris Melisanidis or his relatives were $0, $0 and $255 as of December 31, 2009, 2010 and 2011, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories (Abstract)
Inventories
6.	Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2010	2011
Held for sale:
Marine Fuel Oil	124,316	146,770
Marine Gas Oil	27,726	53,635
	152,042	200,405
Held for consumption:
Marine fuel	1,739	2,355
Lubricants	995	1,063
Stores	24	31
Victuals	218	203
	2,976	3,652
Total	155,018	204,057

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments And Other Current Assets (Abstract)
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2010	2011
Insurance prepaid	386	745
VAT receivable	17,313	14,038
Receivables from storage facilities	-	2,459
Receivables from voyages	1,092	1,794
Other prepayments	7,359	12,537
Total	26,150	31,573

Advances for Vessels under Construction and Acquisitions	12 Months Ended
Dec. 31, 2011
Advances For Vessels Under Construction And Acquisitions (Abstract)
Advances for Vessels under Construction and Acquisitions
8.	Advances for Vessels under Construction and Acquisitions:

On May 25, 2007, as amended, the Company signed five separate shipbuilding contracts with Fujian for five 4,600 dwt, double skin, double bottom, product oil tankers (Hull Numbers DN-3800-11 to 15). The construction price of each contract is $9,590 which is payable 8% in advance, 22% upon steel-cutting, 19% upon keel-laying, 12% upon launching and 39% upon delivery and acceptance. The Hull Numbers DN-3800-11 to DN-3800-15 have been delivered as of December 31, 2011.

On February 28, 2008, and in connection with the call option agreement with the Qingdao Hyundai Shipbuilding Co. Ltd. ("Qingdao Hyundai"), the Company signed four separate shipbuilding contracts with Qingdao Hyundai for four 5,500 dwt, double skin, double bottom product oil tankers (hull numbers QHS-225 to 228). The construction price of each contract is $10,600 which is payable 30% in advance, 20% upon steel-cutting, 20% upon keel-laying, 20% upon launching and 10% upon delivery and acceptance. The Hull Numbers QHS-225 to QHS-227 have been delivered as of December 31, 2011.

On February 9, 2009, and in connection with the agreement with the Fujian Southeast Shipyard ("Fujian"), which was signed on May 25, 2007, as amended, the Company signed five separate contracts with an engineering firm for the design, building supervision, representation, procurement of machineries and supplies, and turn-key delivery of the five 4,600 dwt product oil tankers (hull numbers DN-3800-11 to 15). The price of each such contract is $1,150, of which 15% is payable upon keel-laying, 40% is payable upon launching and 45% is payable upon delivery and acceptance. The Hull Numbers DN-3800-11 to DN-3800-15 have been delivered as of December 31, 2011.

On February 9, 2009, and in connection with the call option agreement with the Qingdao Hyundai Shipbuilding Co. Ltd. ("Qingdao Hyundai"), which was signed on February 28, 2008, the Company signed four separate contracts with an engineering firm for the design, building supervision, representation, procurement of machineries and supplies, and turn-key delivery of the four 5,500 dwt, product oil tankers (hull numbers QHS-225 to 228). The price of each such contract is $1,600, of which 15% is payable upon keel-laying, 40% is payable upon launching and 45% is payable upon delivery and acceptance. The Hull Numbers QHS-225 to QHS-227 have been delivered as of December 31, 2011.

On June 25, 2009, the Company's acquired subsidiary Seatra BVBA (part of the Verbeke business) had signed, along with the other 50% third-party co-owner, an agreement with the Erlenbacher Schiffswerft shipyard, for the construction of a 2,500 dwt motor tanker (hull number NB 1166). The construction price of the contract is €3,090,000, or $4,001 as at December 31, 2011, and is payable with the progress of the construction. As of December 31, 2011, the amount of the contract has been fully paid and the vessel has been delivered.

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding and engineering contracts and any material related expenses incurred during the construction periods capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2011, the account, advances for vessels under construction and acquisitions, is analyzed as follows:

			December 31, 2011
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total
Hyundai Shipyard-China
749-QHS-228-Symi	2012	12,200	10,670	883	11,553
	Total	12,200	10,670	883	11,553

Interest on the advances paid by the Company in respect of these contracts is computed at the weighted average borrowing cost of the Company, for the duration of the construction period, and capitalized on advances for vessels under construction on the accompanying balance sheets.  Total interest capitalized for the years ended December 31, 2009, 2010 and 2011 was $1,774, $901 and $274 respectively.

During the years ended December 31, 2010 and 2011, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

	Year Ended December 31,
	2010	2011
Balance at beginning of period	136,494	77,858
Advances for vessels under construction and related costs	61,967	20,078
Advances for second hand vessel acquisitions	26,576	453
Vessels delivered	(147,179)	(86,836)
Balance at end of period	77,858	11,553

As of December 31, 2011, the remaining obligations under the construction and supervision contracts which are payable within 2012 are $1,530.

Advances for Other Fixed Assets under Construction	12 Months Ended
Dec. 31, 2011
Advances For Other Fixed Assets Under Construction (Abstract)
Advances For Other Fixed Assets under Construction
9.	Advances for Other Fixed Assets under Construction:

Fujairah in-land storage facility: In July 2010, the Company assumed a 25-year terminal lease agreement from a related party, which will be automatically renewed for an additional 25 years, with the Municipality of Fujairah, and to build an in-land storage facility in the United Arab Emirates with total estimated costs of $105,000. The Company is expected to complete the construction of the new facility until the end of year 2013 and the payment of the contractual amounts will be made with the progress of the construction.  As of December 31, 2011, the Company has paid advances for construction of the in-land storage facility amounting to $40,746. The contractual obligations arising from signed contracts relating to this project after December 31, 2011 are $34,709 for 2012 and $26,485 for 2013.

Vessels	12 Months Ended
Dec. 31, 2011
Vessels (Abstract)
Vessels
10.	Vessels:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2009	321,915	(41,993)	279,922
- Vessels acquired and delivered	169,359	-	169,359
- Vessels sold	(11,785)	8,368	(3,417)
- Depreciation for the year	-	(20,543)	(20,543)
Balance, December 31, 2010	479,489	(54,168)	425,321
- Vessels acquired and delivered	86,836	-	86,836
- Vessels sold	(20,641)	4,087	(16,554)
- Depreciation for the year	-	(21,163)	(21,163)
Balance, December 31, 2011	545,684	(71,244)	474,440

On January 11, 2011, the newly-constructed bunkering tanker, Kassos (ex-QHS-225), with a total cost of $13,498, became operational in the Company's service center in Gibraltar.

On March 2, 2011, the newly-constructed bunkering tanker, Ios (ex-3800-13), with a total cost of $12,158, became operational in the Company's service center in Fujairah.

On March 5, 2011, the Company sold the vessel Aegean VII to an unaffiliated third-party purchaser for an aggregate price of $400. The loss on sale of $20 was calculated as the sale price less the carrying value of the vessel of $206, related sales expenses of $10 and the carrying value of unamortized dry-docking costs of $204. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On April 27, 2011, the newly-constructed bunkering tanker, Tilos (ex-QHS-226), with a total cost of $13,174, became operational in the Company's service center in Singapore.

On May 10, 2011, the newly-constructed bunkering tanker, Anafi (ex-3800-14), with a total cost of $11,798, became operational in the Company's service center in Singapore.

On May 26, 2011, the newly-constructed bunkering tanker, Montana, with a total cost of $10,320, became operational in the Company's service center in Belgium.

On May 28, 2011, the Company sold the vessel Star Blender to an unaffiliated third-party purchaser for an aggregate price of $40. The loss on sale of $31 was calculated as the sale price less the carrying value of the vessel of $71. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On September 2, 2011, the Company sold the vessel Ouranos to an unaffiliated third-party purchaser for an aggregate price of $8,379. The loss on sale of $8,631 was calculated as the sale price less the carrying value of the vessel of $ 16,277, related sales expenses of $ 335 and the carrying value of unamortized dry-docking costs of $ 398. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On October 1, 2011, the newly-constructed bunkering tanker, Halki (ex-QHS-227), with a total cost of $13,435, became operational in the Company's service center in Gibraltar.

On November 9, 2011, the newly-constructed bunkering tanker, Sikinos (ex-3800-15), with a total cost of $12,000, became operational in the Company's service center in Las Palmas.

On December 23, 2011, we acquired the 10% of the bunkering tanker Florida, for a consideration of $453, which became operational in the A.R.A region.

During the year ended December 31, 2010, the Company took deliveries of the following vessels:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Andros	03/17/2010	2010	4,605	11,435
Dilos	07/22/2010	2010	4,593	11,914
Kefalonia	01/04/2010	2009	6,272	12,409
Paxoi	01/23/2010	2009	6,310	12,364
Zakynthos	03/18/2010	2010	6,303	12,289
Lefkas	04/24/2010	2010	6,321	12,279
Kythira	06/11/2010	2010	6,314	12,321
Nisyros	07/27/2010	2010	6,312	11,722
Karpathos	09/23/2010	2010	6,247	11,945
Leros	11/06/2010	2010	6,311	11,925
Aeolos	05/07/2010	1990	84,040	9,396
Mediterranean	02/28/2010	1982	19,894	17,180
Colorado	04/01/2010	2004	5,088	9,688
Vigo	04/01/2010	1971	1,319	538
Elbe	04/01/2010	1962	542	282
Ellen	04/01/2010	1971	1,439	471
Blender	04/01/2010	1963	736	235
Willem SR	04/01/2010	2006	3,180	740
Steidamm	04/01/2010	1972	1,634	875
Tapuit	04/01/2010	1971	2,500	336
Texas	04/01/2010	2003	4,165	9,015
				169,359

During the year ended December 31, 2011, the Company took deliveries of the following vessels:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Kassos	01/11/2011	2010	6,256	13,498
Ios	03/02/2011	2010	4,620	12,158
Tilos	04/27/2011	2011	6,263	13,174
Anafi	05/10/2011	2011	4,584	11,798
Montana	05/26/2011	2011	4,319	10,320
Halki	10/01/2011	2011	6,256	13,435
Sikinos	11/09/2011	2011	4,595	12,000
Florida	11/15/2011	2011	1,533	453
				86,836

Cost of vessels at December 31, 2010 and 2011, includes $57,268 and $58,334, respectively, of amounts not included in the contract price of the vessels but which were material expenses incurred upon acquisition and are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2011, all of the Company's operational vessels, except for the Vera, Hope, Aegean Star, Mediterranean, PT25, PT36, PT22 and the vessels Colorado, Vigo, Elbe, Ellen, Steindamm and Tapuit were mortgaged under the Company's various debt agreements.

Other Fixed Assets	12 Months Ended
Dec. 31, 2011
Other Fixed Assets (Abstract)
Other Fixed Assets
 11. Other Fixed Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Land	Buildings	Other	Total
Cost, December 31, 2009	-	1,008	1,590	2,598
- Additions	9,036	2,451	1,310	12,797
- Disposals	-	-	(508)	(508)
Cost, December 31, 2010	9,036	3,459	2,392	14,887
- Additions	-	-	247	247
Cost, December 31, 2011	9,036	3,459	2,639	15,134

Accumulated depreciation, December 31, 2009	-	159	792	951
- Depreciation expense	-	121	428	549
- Disposals	-	-	(124)	(124)
Accumulated depreciation, December 31, 2010	-	280	1,096	1,376
- Depreciation expense	-	132	460	592
Accumulated depreciation, December 31, 2011	-	412	1,556	1,968

Net book value, December 31, 2009	-	849	798	1,647
Net book value, December 31, 2010	9,036	3,179	1,296	13,511
Net book value, December 31, 2011	9,036	3,047	1,083	13,166

On January 14, 2010, the Company's subsidiary, Aegean Caribbean Holdings, entered into an agreement to purchase a related company, Caribbean Renewable Energy Sources (CRES), which was owned and controlled by members of the family of Mr. Dimitris Melisanidis. CRES owns a property in Jamaica that is intended to be used as a land-based storage facility.  The Company accounted for the transaction as an asset acquisition. The purchase price for the property was $9,800. Disinterested members of the Company's board of directors determined that the purchase price was no greater than what would have been paid by a third party on a fair value basis at the time it entered into the agreement.

Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges (Abstract)
Deferred Charges
12.	Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Drydocking	Financing Costs	Total
Balance, December 31, 2009	13,897	1,479	15,376
- Additions	9,987	411	10,398
- Disposals	(1,043)	-	(1,043)
- Amortization for the year	(5,805)	(861)	(6,666)
Balance, December 31, 2010	17,036	1,029	18,065
- Additions	8,935	1,319	10,254
- Disposals	(602)	-	(602)
- Amortization for the year	(7,112)	(1,003)	(8,115)
Balance, December 31, 2011	18,257	1,345	19,602

The amortization for drydocking costs is included in cost of revenue and in selling and distribution cost in the accompanying consolidated statements of income, according to their function. The amortization of financing costs is included in interest and finance costs in the accompanying consolidated statements of income.

Goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and intangible assets (Abstract)
Goodwill and intangible assets
13.	Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition. The Company tests for impairment at least annually (as of December 31), or more frequently if impairment indicators arise, using a two step process. The first step identifies potential impairment by comparing the estimated fair value of a reporting unit with its book value including goodwill. If the fair value exceeds the carrying amount, goodwill is not impaired and the second step is not necessary. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write-down is recorded.

The goodwill presented in the accompanying consolidated balance sheets is analyzed as follows:

	Year Ended December 31,
	2010	2011
Balance at beginning of period	17,431	37,946
Additions	20,515	-
Balance at end of period	37,946	37,946

The decline in our stock price such that the market capitalization was lower than the consolidated net book value indicated the need for an interim impairment assessment during the year ended December 31, 2011. The Company calculated the fair value using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded the book value of goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 7%, and the future price of marine fuel products. No impairment loss was recorded at December 31, 2011.

Intangible assets: The Company has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Portland subsidiary, Las Palmas and Panama sites with remaining weighted-average amortization period of 18.1 years and a non-compete covenant acquired with the Verbeke business with remaining amortization period of 4.8 years. The total remaining weighted-average amortization period of finite-lived intangible assets is 16.4 years as of December 31, 2011. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Concession Agreements
		Concession Agreements	Non-compete covenant	Total
Cost	December 31, 2010	18,297	3,365	21,662
	December 31, 2011	19,797	3,365	23,162
Accumulated Amortization	December 31, 2010	(1,290)	(388)	(1,678)
	December 31, 2011	(2,234)	(905)	(3,139)
NBV	December 31, 2010	17,007	2,977	19,984
	December 31, 2011	17,563	2,460	20,023
Amortization Schedule	2012	988	517	1,505
	2013	988	517	1,505
	2014	988	517	1,505
	2015	988	517	1,505
	2016	988	392	1,380
	Thereafter	12,623	-	12,623

Short-term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Borrowings (Abstract)
Short-term Borrowings
14.	Short-term Borrowings:

 The amounts comprising short-term debt in the accompanying consolidated balance sheet are analyzed as follows:

Short-term borrowings:	December 31, 2010	December 31, 2011
Loan Facility:
a) Revolving overdraft credit facility dated 3/30/2011	1,600	9,915
b) Senior secured revolving credit facility dated 11/12/2010	-	-
c) Trade credit facility dated 5/23/2011	60,060	102,915
d) Revolving credit facility dated 4/20/2011	52,229	58,000
e) Revolving credit facility dated 9/1/2011	40,000	51,500
f) Revolving credit facility dated 6/21/2011	2,995	123,109
g) Receivables credit and assignment agreement dated 9/21/2010	50,000	-
(h) Revolving credit facility amendment dated 11/15/2011	-	3,795
Total short-term borrowings	206,884	349,234

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.

a)    On March 11, 2008, the Company entered into a one year, annually-renewable revolving overdraft credit facility with a Greek bank for an amount of $20,000. The facility is collateralized by a first priority mortgage over the vessels, Vera, Sara and Hope and bears interest at LIBOR plus 2.50%.  Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.65-to-one, and (iii) consolidated liquid funds, as defined, not be less than $25,000.

On April 23, 2009, the Company renewed retroactively from March 11, 2009, for a period of one year, until March 11, 2010, the revolving overdraft facility with a Greek bank for an amount of $20,000, which was signed on March 11, 2008. The renewed facility bears interest at LIBOR plus 2.50% for the first $10,000 and LIBOR plus 3.50% for the remaining amount. All other terms and conditions remain the same as referred above.

On March 1, 2010, the Company renewed the existing revolving overdraft credit facility with a Greek bank until March 15, 2011 and amended to increase the amount to $30,000, adding to the existing securities the vessels Aegean Ace, Aegean Star and Aegean Champion. The renewed facility bears interest at LIBOR plus 2.50% for the first $10,000 borrowed and LIBOR plus 3.50% for additional amounts outstanding.

On March 30, 2011, the Company renewed the revolving overdraft credit facility. The facility expires on March 1, 2012 and has a credit limit of up to $10,000. The amended facility bears interest at LIBOR plus 5.50%, is collateralized by, among other things, a first priority mortgage over each of the vessels Aegean Ace, Aegean Champion and Sara. The amended facility requires us to maintain a minimum security value of 125%.

On April 5, 2012, we agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the facility to 0.75-to-one.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $1,600 and $9,915 respectively.

b)    On September 17, 2009, the Company entered into an annually renewable senior secured revolving credit facility with a Greek bank for an amount of $50,000. The facility is collateralized by, among other things, the Company's receivables and corporate guarantee, and bears interest at LIBOR plus 2.50%. The credit facility contains certain covenants and undertakings that require, among other things, that the Company maintain its listing on the New York Stock Exchange, the net equity base will not be less than $175,000, the interest coverage ratio will not be less than 1.3-to-one; the total liabilities to total assets will not exceed 65% and the Company maintain additional free liquidity of $25,000 at the end of each calendar month and an average minimum daily free liquidity of $10,000.

On November 12, 2010, this facility was committed by the bank until September 30, 2011 with the terms accepted by the Company on February 9, 2011. On this date, the Company amended the renewed facility to bear interest at LIBOR plus 3.50%, require the monthly average consolidated liquid funds to exceed $30,000 and require the consolidated leverage ratio under the corporate guarantee not to be higher than 0.75%.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $0.

c)    On November 19, 2009, the Company entered into an uncommitted trade credit facility with an international commercial lender. The trade credit facility for up to $100,000, with a sub-limit in an amount of $20,000 for a short-term transit and storage financing. The trade credit facility had a one-year term and was renewed on its anniversary on the same terms and conditions until the execution of a new facility that is currently under negotiation. The availability of any letters of credit, overdrafts or cash advances under the trade credit facility is subject to the lender's discretion. The facility bears interest at a rate of the lender's cost of funds plus 2.0% for overdrafts. The facility is guaranteed by the Company and is collateralized by, among other things, the Company's assigned receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender and pledged in its favor. Under the trade credit facility the maximum credit terms given to any individual counterparty may be 45 days from the delivery of the products; the inventories may only be financed up to 30 days from the date such inventories are delivered to the storage facility; and the product to be stored and in transit may be financed up to 10 calendar days from the date of the bill of lading.

The trade credit facility contains covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $180,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.

On May 23, 2011, the Company renewed the trade credit facility with the international bank named as "Uncommitted Secured and Storage Borrowing Base Facility" for an amount up to $220,000. The facility was renewed until January 31, 2012 and bears interest at LIBOR plus 2.50%. The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $60,060 and $102,915 respectively.

d)    On April 1, 2010, in connection with the Company's acquisition of the Verbeke Business, the Company has assumed an overdraft facility with a Belgian bank in amount of up to $45,000. In October, 2010, the Company, through its subsidiary Verbeke Bunkering, renewed its overdraft facility with the Belgian bank to $55,000 and on April 20, 2011 to $70,000. All the terms of the agreement remain the same. The facility is collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured. The $70,000 facility bears interest at EURIBOR plus 2.00% for drawdowns in Euros and a rate of 9.00% for other credit advances.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $52,229 and $58,000 (of which € 13,000,000 and €0 respectively) respectively.

e)    On April 27, 2010, the Company, through its subsidiary Verbeke Bunkering, entered into an overdraft facility with a Belgian bank for an amount of up to $45,000 and €500,000. The facility bears interest at 8.30%. In October, 2010, the Company, through its subsidiary Verbeke Bunkering, renewed the overdraft facility with the Belgian bank to $70,000 and on September 1, 2011 to $80,000. All the terms of the agreement remain the same. The facilities are collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks. The facility bears interest at EURIBOR plus 2.00% for drawdowns in Euro and at LIBOR plus 2.50% for other credit advances.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $40,000 and $51,500  respectively.

f)     On June 7, 2010, the Company's subsidiary, AMP, entered into an uncommitted revolving credit facility with an international commercial lender for an amount up to $100,000 and a one-year term. The availability of any letters of credit, overdrafts or cash advances under the revolving credit facility is subject to the lender's discretion. The facility contains certain covenants and undertakings that require, among other things, that the Company maintains minimum working capital of 75,000; minimum equity of $200,000; and minimum current ratio of 1.15;

The availability of any letters of credit, overdrafts or cash advances under the credit facility is subject to the lender's discretion. The facility bears interest at a rate of the lender's cost of funds plus 2.0% for overdrafts. The facility is guaranteed by the Company and is collateralized by, among other things, the assignment of and pledge of receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender.

On June 21, 2011, the Company renewed for one year its revolving credit facility with the international bank for an amount up to $200,000. The renewed facility bears interest at LIBOR plus 2.4% and the financial covenants are that the Company shall ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.15.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $2,995 and $123,109 respectively.

g)    On September 21, 2010, the Company entered into a receivables credit and assignment agreement with an international bank for an amount up to $50,000 and a one-year term. The facility bears interest at LIBOR plus 2.00%. The facility contains covenants requiring, among other things, that the minimum current ratio is 1.15. The facility was not renewed upon maturity due to a new agreement signed with the same bank named as "Trade receivables purchase agreement", described on Note 4.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $50,000 and $0 respectively under the above facility.

h)    On November 15, 2011, the Company proceeded to the amendment of the main loan agreement described on (f) by acquiring an additional sub limit of up to $20,000 available to the subsidiary that is constructing the new Terminal in Fujairah. The funds are provided solely to facilitate the further advancement of the construction of the Terminal and disbursements are made against invoices provided by the various contractors involved in the construction of the Terminal. The facility matures on May 15, 2012 and bears interest at a rate of the lender's cost of funds plus 5.0%.

As of December 31, 2010 and 2011, the Company had an outstanding balance of $0 and $3,795 respectively under the above credit line.

Total interest incurred on short-term borrowings for the years ended December 31, 2009, 2010 and 2011 amounted to $930, $3,639 and $10,921, (Note 21) respectively, and is included in interest and finance costs, in the accompanying consolidated statements of income. During the years ended December 31, 2010 and 2011, the weighted average interest rate (including the margin) was 2.72% and 3.29%, respectively.

As of December 31, 2011, the Company had $194,581 available undrawn amount under its short-term loan agreements to finance working capital requirements and it recognized commitment fees of $438 for its undrawn amounts, included in the interest and finance cost, see Note 21.

Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt (Abstract)
Long-term Debt
15.	Long-term Debt:

 The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		December 31,
	Borrower(s)	2010	2011
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	29,740	27,340
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	25,420	22,620
(c)	Eton, Benmore and Ingram	23,961	22,473
(d)	Tasman and Santon	16,047	14,824
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	59,658	56,230
(f)	Andros, Dilos, Ios, Sifnos, Tinos	34,228	38,223
(g)	Kassos, Tilos, Halki, Symi	31,970	32,698
(h)	Aegean III, VIII, XII	10,500	8,500
(i)	Blatoma	2,844	2,455
(j)	Verbeke Bunkering	3,446	2,331
(k)	Seatra	-	6,988
(l)	Overdraft facility under senior secured	180,000	123,000
	Total	417,814	357,682
	Less: Current portion	(74,896)	(21,428)
	Long-term portion	342,918	336,254

(a)   On August 30, 2005, as amended, Serifos, Kithnos, Santorini, Paros and Naxos, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $35,500 to partially finance the construction costs of vessels Serifos, Kithnos, Santorini, Paros, Naxos, respectively (five tranches of $7,100 each). Each tranche is available in seven advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments, with the first 30 being in the amount of $120 each and the remaining 10 being in the amount of $110 each, plus a balloon payment of $2,400 payable with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance.

The loan bears interest at LIBOR plus 1.40% during each vessel's pre-delivery period and at LIBOR plus 1.30% or 1.55% from January , 2011, amended with a supplemental agreement, during each vessel's post-delivery period. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 2.22%, 1.64% and 1.86%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.59% and 2.04%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $29,740 and $27,340, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

(b)   On February 10, 2006, Milos, Amorgos, Kimolos, Syros and Mykonos, as co-borrowers, jointly and severally entered into a collateralized term loan with an international bank for an amount of $33,400 to partially finance the construction costs of vessels Milos, Amorgos, Kimolos, Syros, Mykonos, respectively (five tranches of $6,680 each). Each tranche is available in four advances, as defined in the loan agreement. Each tranche was repayable in 48 consecutive quarterly installments, with the first 47 being in the amount of $140 each and the last installment being in the amount of $100. The first installment of each tranche was repayable three months after the date of drawdown of the respective delivery advance.

On December 19, 2006, this facility was refinanced by a term loan (with identical terms and conditions) with the same bank under the 2006 Senior Secured Credit Facility.

The loan bears interest at LIBOR plus 1.15% plus additional compliance costs. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.61%, 1.44% and 1.37%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.40% and 1.42%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $25,420 and $22,620, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $150,000; that minimum liquidity shall not be less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011, and subject to definitive documentation.

(c)  On October 25, 2006, Eton, Benmore and Ingram, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $26,250 to partially finance the construction costs of vessels Patmos, Nisyros, Karpathos (three tranches of $8,750 each). Each tranche was available in five advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments in the amount of $125 each, plus a balloon payment of $3,750 payable together with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance.

The loan bears interest at LIBOR plus 1.30% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.99%%, 1.59% and 1.80%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.77% and 1.84%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $23,961 and $22,473, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.

(d)   On October 27, 2006, Tasman and Santon, as co-borrowers, jointly and severally entered into a collateralized term loan with a Greek bank for an amount of $17,600 to partially finance the construction costs of vessels Kalymnos and Leros (two tranches of $8,800 each). Each tranche was available in five advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments in the amount of $154 each, plus a balloon payment of $2,640 payable together with the last installment. The first installment of each tranche is repayable three months after the date of delivery of the respective vessel.

The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.69%, 1.46% and 1.48%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.46% and 1.71%, respectively. As of December 31, 2009 and 2010, the outstanding balance of the loan was $16,047 and $14,824, respectively

(e)   On October 30, 2006, Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $64,750 to partially finance the construction costs of vessels Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira (seven tranches of $9,250 each). Each tranche is available in five advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments in the amount of $125 each, plus a balloon payment of $4,250 payable together with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance.

The loan bears interest at LIBOR plus 1.15% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.96%, 1.71% and 1.80%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.76% and 1.81%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $59,658 and $56,230, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

(f)    On July 5, 2007, Andros, Dilos, Ios, Sifnos and Tinos, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $37,560 to partially finance the construction costs of vessels Andros, Dilos, Ios, Anafi and Sikinos (five tranches of $7,512 each). Each tranche was available in advances, as defined in the loan agreement.

On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.

The loan bears interest at LIBOR plus 1.00%. The loan is collateralized by a first priority mortgage over each of the vessels.

During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.86%, 1.43% and 1.68%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.58% and 1.91%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $34,228 and $38,223, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $150,000; that minimum liquidity shall not be less than $25,000 held with the lender at the end of each month with average minimum daily free liquidity of $10,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011, and subject to definitive documentation

(g)   On April 24, 2008, Kassos, Tilos, Halki and Symi, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $38,800 to partially finance the construction costs of the vessels Kassos, Tilos, Halki and QHS-228 (four tranches of $9,700 each). Each tranche is available in two advances, as defined in the loan agreement. Each tranche is repayable in 40 equal consecutive quarterly installments plus a balloon payment of $4,300 payable with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance. The loan bears interest at LIBOR plus 1.15% or 1.40% from January 1, 2011, amended with a supplemental agreement, and is collateralized by the first priority mortgage on the four vessels.

During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 2.39%, 1.83% and 1.86%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.71% and 1.98%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $31,970 and $32,698, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

(h)   On July 8, 2008, the Company entered into a collateralized term loan facility with a Greek bank for an amount of $15,000. The facility is collateralized by a first priority mortgage over the vessels, Aegean III, Aegean VIII and Aegean XII and bears interest at LIBOR plus 1.25%. The loan is repayable in 20 equal consecutive quarterly installments plus a balloon payment of $5,000 payable with the last installment.

During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 2.46%, 1.89% and 1.85%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.84% and 1.93%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $10,500 and $8,500, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that Market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, we agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.

(i)    On April 1, 2010, the Company increased its long term debt due to the Verbeke Business acquisition by a loan agreement of an amount of €3,740,000 with a Belgian bank dated on March 22, 2004 to finance the construction of its vessel Texas. The interest rate is 4.36% per annum and the loan was renewed on April, 01, 2009 and is renewable every five years. As of December 31, 2010 and 2011, the outstanding balance under this facility was $2,844 (€2,146,000) and $2,455 (€1,896,000), respectively.

(j)    On April 1, 2010, the Company increased its long term debt due to the Verbeke Bunkering acquisition by a loan agreement of an amount of €4,000,000 with a Belgian bank dated on February 25, 2009. The facility bears interest of EURIBOR plus 2.5%. During the year ended December 31, 2010 and after the acquisition date of the Verbeke Business and 2011 the weighted average interest rate (including the margin) was 3.51% and 4.23%, while at December 31, 2010 and 2011, the interest rate (including the margin) was 3.51% and 4.04%. As of December 31, 2010 and 2011, the outstanding balance under this facility was $3,446 (€2,600,000) and $2,331 (€1,800,000), respectively.

(k)   On April 1, 2010, the Company assumed a loan agreement with an international bank that was signed, on October 6, 2009, by its acquired entity Verbeke Bunkering N.V and a third party. The purpose of this roll over credit facility for an amount of €5,680,000 is to finance the new building Montana and bears interest at EURIBOR plus 1.26%. The credit facility is repayable in quarterly installments of approximately €95,000. As of December 31, 2010 and 2011, the outstanding balance under this facility was $0 and $6,988 (€5,396,000) respectively.

(l)    On March 16, 2009, the Company renewed retroactively from February 1, 2009, for a period of two years, until January 30, 2011, the senior secured syndicated revolving guarantee and letter of credit facility that was signed on September 30, 2008. The amount of the facility was up to $1,000,000, for working capital and general corporate purposes. The renewed facility had a committed amount of up to $250,000 consisting of a guarantee and/or letter of credit line in an amount of up to $147,500 and a cash advance limit in an amount of up to $208,000. The facility bears interest at LIBOR plus 2.50%, while documentary and standby letters of credit are subject to commissions of 0.75% and 1.50%, respectively.  The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $175,000; that minimum liquidity shall not be less than $25,000 held with the lender at the end of each month with average minimum daily free liquidity of $10,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one and that the Company's interest coverage ratio is always higher than 1.3. As of December 31, 2010, the outstanding balance of the loan was $180,000, out of which $55,000 was reclassified to current portion since the renewal of the above agreement for an additional two-year period.

On March 3, 2011, the Company renewed retroactively from February 1, 2011, the senior secured syndicated revolving credit and letter of credit facility that was signed on March 16, 2009. The facility expires on January 30, 2013 and has a credit limit of up to $210,000 consisting of a committed amount of up to $125,000 and an uncommitted amount of up to $85,000. The facility bears interest at LIBOR plus 3.00%, while documentary and standby letters of credit are subject to commissions of 0.70% and 1.60%, respectively.  The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.70-to-one; that the Company's interest coverage ratio is always higher than 1.35, increased to 1.60 from first quarter of 2012, and that the current ratio shall not be less than 1.15. As of December 31, 2011, the outstanding balance of the loan was $123,000.

As of December 31, 2011, the outstanding vessel-financing loans are generally collateralized as follows:

·      First priority assignment of the shipbuilding contracts and first priority mortgages over the vessels (when completed);

·      Assignments of insurance and earnings of the mortgaged vessels (when completed);

·      An undertaking from the vessels' manager.

The vessel-financing loan agreements contain ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the bank's prior consent as well as minimum requirements regarding the ratio of the market value of the relevant vessel to the outstanding loan amount and the ratio of the insured amount of the relevant vessel to the outstanding loan amount. In addition, the borrowing companies and/or their managers must maintain working capital accounts with the lending banks, as defined in the loan agreements. Furthermore, the vessel-owning subsidiary companies are not permitted to pay any dividends without the lenders' prior consent. The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $(19,768) and $(45,564), as of December 31, 2010 and 2011, respectively.

As of December 31, 2011, the Company's vessel-under-construction as well as newly-completed vessels, having a total carrying value of $358,405, have been provided as collateral to secure the long-term debt discussed above.

Total interest incurred on long-term debt for the years ended December 31, 2009, 2010 and 2011 amounted to $8,366, $9,011 and $9,386, respectively, (Note 21) and is included in interest and finance costs in the accompanying consolidated statements of income. Accrued interest expense on long-term debt as of December 31, 2010 and 2011 amounted to $831 and $356, respectively, and is included in accrued and other current liabilities in the accompanying consolidated balance sheets.

The total amount available under the Company's long-term debt agreements was $2,000 as of December 31, 2011.

As of December 31, 2011, the Company was in compliance with all financial covenants on all its loans, except for non-compliance with the leverage ratio covenant contained in certain of the credit facilities and related corporate guarantees, which requires the Company to maintain a ratio of total liabilities to total assets of not more than 0.65-to-one and, as such, have agreed with our lenders under the facilities to permanently amend the maximum leverage ratio requirement under the facilities and related guarantees to not more than between 0.70-to-one and 0.75-to-one, subject to definitive documentation. The amendments were applied to December 31, 2011.

As of March 31, 2012, the Company was not in compliance with the current ratio covenant contained in seven of our credit facilities and related corporate guarantees, which requires us to maintain a minimum current ratio of 1.15-to-one and, as such, has agreed with the lenders to reduce the minimum current ratio required under the facilities and related guarantees to between 1.10-to-one and 1.05-to-one until 2013, or the waiver period.

The annual principal payments required to be made after December 31, 2011, are as follows:

Amount
2012	21,428
2013	148,928
2014	18,651
2015	18,352
2016	18,252
2017 and thereafter	132,071
357,682

Derivatives and fair value measurements	12 Months Ended
Dec. 31, 2011
Derivatives and fair value measurement (Abstract)
Derivatives and fair value measurement
16.	Derivatives and fair value measurements:

The Company uses derivative instruments in accordance with its overall risk management strategy.  The change in the fair value of these instruments measured at the mark-to-market prices are recognized immediately through earnings.  For additional information on our derivatives accounting policy, see Note 2.

The following describes the Company's derivative classifications:

Interest Rate Swap
The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt.  Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

As of December 31, 2011, the Company was committed to the following 15 year interest rate swap arrangement with a call option for the bank to terminate it after 5 years duration, on March 31, 2016:

	Interest Rate Index	Principal Amount	Fair Value/Carrying Amount of Liability	Weighted- average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$6,988	$385	14.26	2.35%

The Company is exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement.  In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A or better by AAA at the time of the transactions.

The following table presents information about our derivative instruments measured at fair value and their locations on the consolidated balance sheets:

		As of December 31,
	Balance Sheet Location	2010	2011

Fuel pricing contracts (short)	Derivative assets	-	1,219
	Total	-	1,219

The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a monthly basis.  Therefore, these amounts are presented on a net basis in the consolidated balance sheet (on a gross basis: an asset of $1,485 and a liability of $266).

The following table presents the effect and financial statement location of our derivative instruments on our consolidated statement of income for the year ended December 31, 2011:

		For the year ended December 31,
	Statements of Income Location	2009	2010	2011

Fuel pricing contracts (short)	Cost of revenue - third parties	-	-	375
Interest rate contracts	Interest and finance cost	-	-	(424)
Total		-	-	(49)

The following table sets forth by level our liabilities that are measured at fair value on a recurring basis.  As required by the fair value guidance, liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value measurements at December 31, 2011
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	(385)	-	(385)	-
Fuel pricing contracts (short)	1,219	-	1,219	-

Total	834	-	834	-

Interest rate swaps are valued using pricing models and the Company generally uses similar models to value similar instruments.  Where possible, the Company verifies the values produced by its pricing models to market prices.  The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based Euribor rates swap yield curves, taking into account current interest rates and the credit worthiness of both the financial institution counterparty and the company. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.

Fuel pricing contracts are valued using quoted market prices of the underlying commodity. The Company evaluates the prices provided through the forward curves to calculate the mark-to-market valuation of the fuel pricing derivatives. During the year ended December 31, 2011, the Company entered into fuel pricing contracts for 1,015,338 metric tons.

The Company's derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not require significant management judgment.  Such instruments are classified within Level 2 of the fair value hierarchy.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (Abstract)
Commitments and Contingencies
17.	Commitments and Contingencies:

(a)      Long-term Supply Contracts: On December 3, 2004, the Company signed an eight-year Fuel Purchase Agreement with a government refinery in Jamaica for the supply of mainly MFO and MGO at a price equal to average PLATTS prices plus a margin. The contract stipulates that the Company and refinery are not required to transact for more than a maximum quantity of marine fuel per month; however, by mutual agreement, the maximum quantity per month may be revised upwards. Invoices become due thirty calendar days from the date of delivery. Interest on overdue payments accrues at a rate equal to the local overdraft rate in Jamaica. This agreement expires on December 31, 2012.

On April 1, 2005, the Company signed a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor (refer to Note 5).

(b)      Lease Commitments: The Company leases certain property under operating leases, which require the Company to pay maintenance, insurance and other expenses in addition to annual rentals. The minimum annual payments under all noncancelable operating leases at December 31, 2011 are as follows:

2012	10,482
2013	13,029
2014	12,930
2015	12,964
2016	12,920
Thereafter	236,278
Total minimum annual payments under all noncancelable operating leases	298,603

Rent expense under operating leases was $1,237, $1,897 and $4,234 for the years ended December 31, 2009, 2010 and 2011, respectively.

(c)      Standby Letters Of Credit:  In the normal course of business, for certain suppliers, under certain long-term supply contracts, or under certain long-term construction contracts, the Company is required to post standby letters of credit in order to secure lines of credit. As of December 31, 2011, the total outstanding standby letters of credit amounted to $173,406. The Company has not defaulted on payment of any of its accounts payable so as to cause any of the issuers of the standby letters of credit to settle the Company's accounts payable on the Company's behalf. All the standby letters of credit expire during 2012. The Company expects to extend the validity date of these instruments throughout the duration of the Company's contractual or operating relationships with the respective suppliers.

(d)      Letters of Guarantee: Under the Singapore law, the Company is required to issue letters of guarantee for payroll taxes of crew members during their employment. The guarantee extends for the duration of the employment and the Company is required to pay only if the crew member does not meet individual tax obligations. The Company currently does not believe it will be required to make a payment under these guarantees and accordingly has not recorded any liability. The maximum amount the Company could be required to pay as of December 31, 2011 is $704 (or SIN$915), is maintained in fixed deposits and presented in the prepayments and other current assets in the accompanying consolidated balance sheets.

(e)      Environmental and Other Liabilities: The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the Company's exposure. Currently, management is not aware of any such claims or contingent liabilities for which a provision should be established in the accompanying consolidated financial statements. The Company's Protection and Indemnity ("P&I") insurance policies cover third-party liability and other expenses related to injury or death of crew, passengers and other third parties, loss or damage of cargo, claims arising from collisions with other vessels, damage to other third-party property, and pollution arising from oil or other substances.  The Company's coverage under the P&I insurance policies, except for pollution, are unlimited. Coverage for pollution is $1 billion per vessel per incident.

(f)      Legal Matters In November, 2005 an unrelated party filed a declaratory action against one of the Company's subsidiaries before the First Instance Court of Piraeus, Greece. The plaintiff asserted that he was instrumental in the negotiation of the Company's eight-year Fuel Purchase Agreement with a government refinery in Jamaica and sought a judicial affirmation of his alleged contractual right to receive a commission of $1.00 per metric ton over the term of the contract. In December 2008, the First Instance Court of Piraeus dismissed the plaintiff's action. While the plaintiff's action was pending in Greece, the plaintiff commenced a new action involving the same cause of action before the Commercial Court of Paris, France, which dismissed that action in June 2009.  Plaintiff's appeal of the dismissal was denied by the Paris Court of Appeal in February 2010. In January, 2012, the unrelated party issued new proceedings before the Paris Commercial Court. These proceedings, after further adjournments, are scheduled on May 7, 2012.  According to the Company this claim is unwarranted and lacking in merit and any outcome of this lawsuit will have a material effect on the Company.

In January 2010, a former director of the Company's Ghanaian subsidiary and a company controlled by him, commenced an action in Ghana against two of the Company's subsidiaries for alleged wrongful termination of such director's directorship and deprivation of an opportunity to hold 70% shares in an oil trading company and 30% shares in a shipping agency allegedly agreed to be formed by the parties. The plaintiffs are seeking a payment of approximately 17 months and damages for breach of trust, extreme mental anguish, pain and suffering, and loss of earnings.  Subsequently the Plaintiff filed a modified claim seeking to join the Company as a 3rd Defendant. In November 2011, the High Court of Justice of Commercial Division in Accra, Ghana, issued its Plaintiff's motion and dismissed same. The Company believes that the plaintiffs' claims are unwarranted and that the outcome of this litigation will have no material effect on the Company.

Various claims, suits, and complains, including those involving government regulations and product liability, arise in the ordinary course of business. In addition, losses may arise from disputes with charterers and agents and insurance and other claims with suppliers relating to the operations of the Company's vessels.  Currently, management is not aware of any such claims or contingent liabilities for which a provision should be established in the accompanying consolidated financial statements.

Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2011
Revenues And Cost Of Revenues (Abstract)
Revenues and Cost of Revenues
18.	Revenues and Cost of Revenues:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	For the Year Ended December 31,
	2009	2010	2011

Sales of marine petroleum products	2,449,445	4,954,599	6,925,582
Voyage revenues	9,044	7,261	22,775
Other revenues	12,471	9,775	17,108
Revenues	2,470,960	4,971,635	6,965,465

Cost of marine petroleum products	2,272,947	4,736,066	6,668,622
Cost of voyage revenues	7,560	6,597	19,251
Cost of other revenues	983	1,690	1,294
Cost of Revenues	2,281,490	4,744,353	6,689,167

Included in the cost of revenues is depreciation of $1,814, $1,770 and $3,169 for the years ended December 31, 2009, 2010 and 2011, respectively.

Selling and Distribution	12 Months Ended
Dec. 31, 2011
Selling And Distribution (Abstract)
Selling and Distribution
19.	Selling and Distribution:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2009	2010	2011

Salaries	34,516	51,223	63,247
Depreciation	14,620	18,774	17,994
Vessel hire charges	-	8,430	13,493
Amortization of dry-docking costs	4,574	5,805	7,112
Vessel operating expenses	35,244	36,663	39,198
Bunkers consumption	13,458	23,249	32,709
Storage costs	2,971	4,803	7,052
Other	4,100	6,465	12,041
Selling and Distribution expenses	109,483	155,412	192,846

General and Administrative	12 Months Ended
Dec. 31, 2011
General and Administrative (Abstract)
General and Administrative
20.	General and Administrative:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2009	2010	2011

Salaries	12,640	14,400	14,957
Depreciation	358	548	592
Office Expenses	11,555	12,555	14,257
General and Administrative expenses	24,553	27,503	29,806

Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance costs (Abstract)
Interest and Finance Costs
21.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2009	2010	2011
Interest on long-term debt (Note 15)	8,366	9,011	9,386
Interest on short-term borrowings (Note 14)	930	3,639	10,921
Amortization of financing fees (Note 12)	676	861	1,003
Bank commissions, commitment fees and other charges	1,826	4,416	7,439
Interest on lease payments (Note 22)	231	325	262
Capitalized interest (Note 8)	(1,774)	(901)	(1,147)
Total	10,255	17,351	27,864

Capital Leases	12 Months Ended
Dec. 31, 2011
Capital Leases (Abstract)
Capital Leases
22.	Capital Leases:

The Company leases Barge PT 22 under a capital lease, with a gross amount capitalized of $4,778 and accumulated depreciation of $506 as at December 31, 2011.

The annual future minimum lease payments under the capital lease of Barge PT 22, together with the present value of the net minimum lease payments required to be made after December 31, 2011, are as follows:

Amount
2012	1,238
2013	1,238
2014	413
Total minimum lease payments	2,889
Less: imputed interest	(262)
Present value of minimum lease payments	2,627
Current portion of capitalized lease obligations	1,067
Long-term capitalized lease obligations	$1,560

Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan (Abstract)
Equity Incentive Plan
23.	Equity Incentive Plan:

The Company measures stock-based compensation cost at grant date, based on the estimated fair value of the award which is determined by the closing price of the Company's common stock traded on the NYSE on the grant date, and recognizes the cost as expense on a straight-line basis (net of estimated forfeitures) over the vesting period. The expense is recorded in the general and administrative expenses in the accompanying consolidated statements of income. Aegean is incorporated in a non-taxable jurisdiction and accordingly, no deferred tax assets are recognized for these stock-based incentive awards.

On November 2, 2006, the Company's Board of Directors adopted the 2006 Equity Incentive Plan ("2006 Plan"), under which the Company's officers, key employees and directors are eligible to receive stock-based incentive awards including nonvested stock, nonvested stock units (with or without dividend equivalents), unrestricted stock, at-the-money nonqualified stock options and stock appreciation rights. The 2006 Plan is administered by the Compensation Committee of the Company's board of directors and the aggregate number of shares of common stock reserved under this plan is 4,053,500. The Company's board of directors may terminate the 2006 Plan at any time. The 2006 Plan expires ten years from the date of adoption.

All grants of nonvested stock issued under the 2006 Plan are subject to accelerated vesting upon certain circumstances set forth in the 2006 Plan. The following table summarizes the status of the Company's non-vested shares outstanding for the years ended December 31, 2010 and 2011:

	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2009	385,609	24.03
Granted	211,250	25.61
Vested	(127,116)	21.16
Forfeited	(3,033)	25.14
At December 31, 2010	466,710	25.52
Granted	487,450	7.26
Vested	(121,086)	20.02
At December 31, 2011	833,074	15.64

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 were $1,608, $2,570 and $847, respectively.

Total compensation cost of $3,459, $4,084 and $3,963 was recognized and included under general and administrative expenses in the accompanying consolidated statements of income for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $6,124 of total unrecognized compensation cost related to non-vested share-based compensation awards. This unrecognized compensation cost at December 31, 2011, is expected to be recognized as compensation expense over a weighted average period of 2.1 years as follows:

Amount
2012	3,424
2013	2,085
2014	609
2015	6
6,124

Common Stock, Treasury Stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2011
Common stock, Treasury Stock and Additional Paid - In Capital (Abstract)
Common stock, Treasury Stock and Additional Paid - In Capital
24.	Common Stock, Treasury Stock and Additional Paid-In Capital:

Authorized Capital

Aegean was formed on June 6, 2005, under the laws of the Marshall Islands. Aegean's authorized common and preferred stock since inception consisted of 100,000,000 common shares (all in registered form), par value $0.01 per share and 25,000,000 preferred shares (all in registered form), par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any. The Company's board of directors shall have the authority to establish such series of preferred stock and with such designations, preferences and relative, participating, optional or special rights and qualifications, limitations or restrictions as shall be stated in the resolutions providing for the issue of such preferred stock.

Share Issuance and Repurchase

On June 8, 2005, Aegean issued 30,472,827 common shares (as restated for the split-ups of common stock, described below), with a $0.01 par value per share, to Leveret and Leveret contemporaneously contributed its direct and indirect ownership in the companies described in Note 1 to Aegean.

On October 3, 2005, Aegean acquired from Leveret 8% of the total then-issued and outstanding common stock of Aegean, representing the entire interests in Leveret of members of Mr. Dimitris Melisanidis' family (other than Mr. Melisanidis himself) for a price of $35,000. Those shares were cancelled upon repurchase, in accordance with a resolution of the board of directors of Aegean.  The repurchased shares represented the entire beneficial ownership of those members of Mr. Melisanidis' family. The excess of the purchase price over the par value of the acquired shares is reflected first as a deduction from additional paid-in capital and, upon exhaustion of the balance of additional paid-in capital, as a deduction from retained earnings.

Initial Public Offering

In December 2006, the Company completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. In this respect, 14,375,000 shares of common stock at par value $0.01 were issued for $14.00 per share. The proceeds of the initial public offering, net of underwriting commissions of $14,088, and net of offering expenses of $1,953, amounted to $185,209.

Public offering

On January 27, 2010, the Company completed a public offering in the United States under the United States Securities Act. In this respect, 4,491,900 shares of common stock at par value $0.01 were issued for $32.75 per share. The proceeds of the public offering, net of underwriting commissions of $7,355 and net of issuance cost of $707 amounted to $139,047.

Treasury stock

On May 17, 2010, the Company's Board of Directors approved a plan to purchase 1,000,000 shares from Mr. Dimitris Melisanidis.  These shares were purchased on May 21, 2010, for an aggregate purchase price of $24,680, which has been recorded as Treasury Stock in the consolidated balance sheet as of December 31, 2010.

On July 20, 2011, the Company's Board of Directors approved a share repurchase program for up to 2,000,000 shares of the Company's common stock. The Board will review and may choose to renew the program after a period of 12 months. The Company repurchased 967,639 shares under this program for an aggregate purchase price of $4,628 which has been recorded as Treasury Stock in the consolidated balance sheet as of December 31, 2011.

Preferred Share Purchase Rights

In August 2009, the Company authorized and declared a dividend distribution of one preferred share purchase right (a "Right") on each outstanding share of its common stock.  The dividend distribution was made to shareholders of record as of August 14, 2009.  The rights will separate from the common stock and become exercisable upon the earlier of (i) ten days following the public announcement or disclosure that a person or group (an "Acquiring Person") has acquired beneficial ownership, or obtained the right to acquire, 15 percent or more of the outstanding common stock or (ii) ten business days following the commencement of, or the announcement of an intention to make, a tender offer or exchange offer, the consummation of which would result in such a group or person becoming an Acquiring Person (the "Distribution Date").  On the Distribution Date, each Right holder will be entitled to purchase for $100 (the "Exercise Price") one one-thousandth of a share of a new series of junior participating preferred stock.  In the event that an Acquiring Person acquires more than 15 percent of the outstanding common stock, each Right holder (except the Acquiring Person) will be entitled to purchase at the Exercise Price, shares of common stock having a market value equal to twice the Exercise Price. Any time after the date an Acquiring Person obtains more than 15 percent of the outstanding common shares and before that Acquiring Person acquires more than 50 percent of the outstanding common shares, the Company may exchange each Right owned by all other Rights holders, in whole or in part, for one common share.  The Rights expire on the earliest of (i) August 14, 2019 or (ii) the redemption of the Rights by the Company or (iii) the exchange of the Rights as described above. The Company can redeem the Rights at any time on or prior to the earlier of the tenth business day following the public announcement that a person has acquired ownership of 15 percent or more of the outstanding common shares, or August 14, 2019. The Rights do not have any voting rights. The Rights have the benefit of certain customary anti-dilution protections.  As of December 31, 2011, no such events had occurred, and no rights have been exercised.

Dividends

The Company declared and paid dividends of $1,719, $1,878 and $1,864 during the years ended December 31, 2009, 2010 and 2011, respectively.

Additional Paid in Capital

The amounts presented in the accompanying consolidated balance sheets as additional paid-in capital comprise (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained and advances for working capital, (ii) the estimated value of certain incidental employee services provided to the Company by certain related companies for no consideration, (iii) an allocation of costs for office services historically shared with and the use of office equipment owned by related companies, and (iv) the difference between the par value of the shares issued in the initial and the secondary public offerings the net proceeds obtained for those shares.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share (Abstract)
Earnings Per Common Share
25.	Earnings Per Common Share:

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the granting of non-vested share-based compensation awards (refer to Note 23), for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and not yet recognized using the treasury stock method, to the extent dilutive. At December 31, 2011 the Company excluded 833,074 non vested share awards as anti-dilutive.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities, and thus, are included in the two-class method of computing earnings per share.

The components of the calculation of basic earnings per common share and diluted earnings per common share are as follows:

	Year Ended December 31,
	2009	2010	2011

Net and diluted income	$48,525	$18,733	$10,228

Less: Dividends declared and undistributed earnings allocated to unvested shares	(386)	(171)	(143)
Basic income available to common stockholders	$48,139	$18,562	$10,085

Basic weighted average number of common shares outstanding	42,579,187	46,295,973	45,979,761

Add: Dilutive effect of non-vested shares	65,261	149,526	-

Diluted weighted average number of common shares outstanding	42,644,448	46,445,499	45,979,761

Basic earnings per common share	$1.13	$0.40	$0.22
Diluted earnings per common share	$1.13	$0.40	$0.22

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes (Abstract)
Income Taxes
26.	Income Taxes:

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)    Marshall Islands

The Company is incorporated in the Marshall Islands. Under current Marshall Islands law, the Company is not subject to tax on income or capital gains.

b)    Republic of Liberia

The principal operating entity of the Company, AMP, is incorporated in the Republic of Liberia. Under regulations promulgated by the Liberian Ministry of Finance, because AMP is considered a non-resident domestic corporation, it is not required to pay any tax or file any report or return with the Republic of Liberia in respect of income derived from its operations outside of the Republic of Liberia. The Liberian Ministry of Justice has issued an opinion that these regulations are valid.

c)    Greece

AMP has a branch office established in Greece. Under the laws of Greece, and in particular Greek Law 3427/2005 which amended, replaced and supplemented provisions of Law 89/1967 as of January 1, 2006, AMP is taxed on a cost plus basis, 5% for the period 2006 to 2010 and 5.42% for the period 2011 to 2015, on expenses incurred by its branch office in Greece. AMP's income, as calculated by applying the 5% or 5.42% profit margin, as applicable, is subject to Greek corporate income tax at the rate of 25% for fiscal year 2008 and 2009, 24% for fiscal year 2010 and 20% for the fiscal year 2011. All expenses to which the profit margin applies are deducted from gross income for Greek corporate income tax purposes. Furthermore, AMP is exempt from Greek other tax, charge or contribution in favor of the Greek State or any third party, on income derived from all its transactions worldwide in petroleum products, lubricants and similar commodities, the object of which lies outside of Greece.

d)    United States

A foreign corporation which is engaged in a trade or business in the United States will be subject to corporate income tax and branch profits tax at a combined rate of up to 54.5% on its income which is effectively connected with its United States trade or business, or Effectively Connected Income.

Income from the sale of property outside the United States by a foreign corporation will be treated as Effectively Connected Income if the corporation has a fixed place of business in the United States to which such income is attributable, unless (1) the property is sold for use, consumption or disposition outside the United States, and (2) the taxpayer has a fixed place of business in a foreign country which materially participates in the sale.

While the Company has a place of business in the United States, the Company believes that none of its income would be treated as Effectively Connected Income under the rules discussed above. Specifically, the Company anticipates that (1) all of its sales of petroleum products will occur outside the United States; (2) such products will be sold for use, consumption or disposition outside the United States, and (3) one of the Company's foreign offices will materially participate in such sales. Therefore, the Company anticipates that none of its income will be subject to United States federal income tax on a net basis.

e)    Belgium

The Company has trade activities in Belgium through its subsidiary ABAS and its new acquisition of the Verbeke Business (Note 3), both incorporated in Belgium and subject to Belgian income taxes.

The components of the ABAS's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
Current tax expense	(30)	(90)	(187)
Deferred tax benefit	768	1,450	547
Income tax benefit	738	1,360	360

Effective tax rate	(67.71%)	(40.33%)	(31.72%)

The reconciliation between the statutory tax benefit in Belgium on income of ABAS from continuing operations to the income tax benefit recorded in the financial statements is as follows:

	Year Ended December 31,
	2009	2010	2011
Income tax on loss before tax at statutory rate	862	1,386	366
Effect of permanent differences	(124)	(26)	(6)
Total tax benefit	738	1,360	360

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset are as follows:

	Year Ended December 31,
	2009	2010	2011
Deferred tax assets:
Carryforward of notional interest deduction	38	35	55
Tax carryforward losses	234	1,725	2,252
Investment tax incentive	496	458	458
Total deferred taxes, net	768	2,218	2,765

The components of the Verbeke Business' (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
Current tax expense	-	(1,805)	(5,177)
Deferred tax expense	-	(85)	(225)
Income tax expense	-	(1,890)	(5,402)

Effective tax rate	-	31.85%	34.69%

The reconciliation between the statutory tax expense in Belgium on income of Verbeke from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2009	2010	2011
Income tax on profit before tax at statutory rate	-	(1,902)	(5,090)
Effect of permanent differences	-	12	(312)
Total tax expense	-	(1,890)	(5,402)

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset and liability are as follows:

	Year Ended December 31,
	2009	2010	2011
Deferred tax assets:
Tax carryforward losses	-	-	48
Total deferred tax assets, net	-	-	48

Deferred tax liabilities:
Revaluation of Verbeke fixed assets	-	2,669	2,906
Total deferred tax liabilities, net	-	2,669	2,906

In the accompanying balance sheets, the deferred income tax assets are included in the non-current assets of $2,218 and $2,813 as of December 31, 2010 and 2011, respectively. Deferred tax liabilities are presented in the non-current liabilities of $2,669 and $2,906 as at December 31, 2010 and 2011, respectively. Of the $2,813 income tax benefit at December 31, 2011 that are carryforwards, the $103 will expire in 2017, if unused. The remaining balance does not expire. As of and for the year ended December 31, 2011, the Company has not recorded a valuation allowance.

f)      Canada

In July 2008, the Company completed the acquisition of ICS, a marine fuel logistics company incorporated in Canada.  ICS is subject to Canadian income taxes.

The components of ICS's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
Current tax expense	(891)	(1,631)	(356)
Deferred tax expense	-	-	-
Income tax provision	(891)	(1,631)	(356)

Effective tax rate	25.11%	16.68%	11.26%

The reconciliation the statutory tax expense in Canada on income from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2009	2010	2011
Income tax on profit before tax at statutory rate	(822)	(2,631)	(884)
Effect of permanent differences	(69)	1,000	528
Total tax expense	(891)	(1,631)	(356)

g)    Other

Generally, under the laws of the countries of the vessel-owning companies' and the Manager's incorporation and/or vessels' registration, the vessel-owning companies and the Manager were not subject to tax on shipping income. However, the vessel-owning companies are subject to registration and tonnage taxes, which have been included in other operating expenses in the accompanying consolidated statements of income.

At December 31, 2011, the Company does not have any uncertain tax filing positions. As a result, the Company has included all of its tax benefits in its disclosure of future income tax assets and liabilities, as discussed above. There are no significant changes to this assessment of uncertain tax filing positions anticipated within the next 12 months.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. During the years ended December 31, 2010 and 2011, the Company did not recognize any interest or penalties.

The Company files income tax returns in the Canadian federal jurisdiction and various provincial jurisdictions, as well as the Belgian federal jurisdiction. In the normal course of business, the Company is subject to examination by taxing authorities. Open tax years in Canada range from 2008 to 2011 and in Belgium for ABAS from 2007 to 2011 and for Verbeke companies from 2010 to 2011. However, upon examination in subsequent years, if net operating loss carry forwards and tax credit carry forwards are utilized, the Canadian and Belgian jurisdictions can reduce net operating loss carry forwards and tax credit carry forwards utilized in the year being examined if they do not agree with the carry forward amount. As of December 31, 2011, the Company was not under audit in the Canadian or Belgian taxing jurisdictions.

Business Segments and Geographical Information	12 Months Ended
Dec. 31, 2011
Business Segments and Geographical Information (Abstract)
Business Segments and Geographical Information
27.	Business Segments and Geographical Information:

The Company is primarily a physical supplier in the downstream marine petroleum products industry. Marine petroleum products mainly consist of different classifications of marine fuel oil, marine gas oil and lubricants.

The Company cannot and does not identify expenses, profitability or other financial performance measures by type of marine petroleum product supplied, geographical area served, nature of services performed or on anything other than on a consolidated basis (although the Company is able to segregate revenues on these various bases). As a result, management, including the chief operating decision maker, reviews operating results on a consolidated basis only. Therefore, the Company has determined that it has only one operating segment.

The Company is domiciled in the Marshall Islands but provides no services in that location.  It is impracticable to disclose revenues from external customers attributable to individual foreign countries because where the customer is invoiced is not necessarily the country of domicile.  In addition, due to the nature of the shipping industry, where services are provided on a worldwide basis, the country of domicile of the customer does not provide useful information regarding the risk that this disclosure is intended to address.

The Company's long-lived assets mainly consist of bunkering tankers, which are positioned across the Company's existing territories and which management, including the chief operating decision maker, reviews on a periodic basis and reposition among the Company's existing or new territories to optimize the vessel per geographical territory ratio. The Company's vessels operate within or outside the territorial waters of each geographical location and, under international law, shipping vessels usually fall under the jurisdiction of the country of the flag they sail. The Company's vessels are not permanently located within particular territorial waters and the Company is free to mobilize all its vessels worldwide at its own discretion.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events (Abstract)
Subsequent Events
28.	Subsequent Events:

Sale of vessel: On April 10, 2012, the Company completed the sale and delivered the vessel Vera, a 3,720 dwt single-hull bunkering tanker, to a third-party purchaser. The vessel was sold for $620, resulting in a book loss of approximately $680.

Delivery of newbuilding: On April 11, 2012, the Company took delivery of the Symi, a 6,270 dwt double hull bunkering tanker newbuilding from the Qingdao Hyundai Shipyard in China. The cost of the construction of the vessel was $12,953 as of April 11, 2012. The Symi will be deployed in the Company's service center in West Africa.